As filed with the Securities and Exchange Commission on August 30, 2019

1933 Act Registration File No. 333-40128
1940 Act File No. 811-09997

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	87	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	89	[	X	]
(Check appropriate box or boxes.)
BAIRD FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (414) 765-3500
Charles M. Weber, Esq.
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and Address of Agent for Service)
Copy to:

Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[	X	]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 87 to the Registration Statement of Baird Funds, Inc. is being filed to register the Baird Strategic Municipal Bond Fund and the Baird Municipal Bond Fund as new series of the Corporation.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
PRELIMINARY PROSPECTUS    SUBJECT TO COMPLETION dated August 30, 2019

Prospectus
November [ ], 2019
Baird Strategic Municipal Bond Fund
(Investor Class: [ ])
(Institutional Class: [ ])
Baird Municipal Bond Fund
(Investor Class: [ ])
(Institutional Class: [ ])
The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (www.bairdassetmanagement.com/

baird-funds/funds-and-performance#Literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary or, if you are a direct investor, by calling 1-866-442-2473 or sending an e-mail request to info@bairdfunds.com.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-866-442-2473 or send an email request to info@bairdfunds.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Funds.

TABLE OF CONTENTS

SUMMARY SECTION	2

BAIRD STRATEGIC MUNICIPAL BOND FUND	2
BAIRD MUNICIPAL BOND FUND	7

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS	13

INVESTMENT OBJECTIVES	13
PRINCIPAL INVESTMENT STRATEGIES	13
PRINCIPAL RISKS	16
PORTFOLIO HOLDINGS DISCLOSURE POLICY	20
WHO MAY WANT TO INVEST IN THE FUNDS	20

MANAGEMENT OF THE FUNDS	21

THE ADVISOR	21
PORTFOLIO MANAGERS	21

FINANCIAL HIGHLIGHTS	22

YOUR ACCOUNT	23

DISTRIBUTION OF SHARES	23
DESCRIPTION OF CLASSES	24
SHARE PRICE	24
BUYING SHARES	25
SELLING SHARES	31
EXCHANGING SHARES	33
GENERAL TRANSACTION POLICIES	34

DISTRIBUTIONS AND TAXES	36

DISTRIBUTIONS	36
TAXATION	36

FOR MORE INFORMATION	Back Cover

Summary Section

Baird Strategic Municipal Bond Fund
Investment Objective
The investment objective of the Baird Strategic Municipal Bond Fund (the “Fund”) is to seek a high level of current income that is substantially exempt from federal income tax and is consistent with the preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
(fees paid directly from your investment)
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%
______________________

(1)	“Other Expenses” are based on amounts estimated to be incurred by the Fund in the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Class Shares	$[ ]	$[ ]
Institutional Class Shares	$[ ]	$[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund only recently commenced operations, portfolio turnover information is not yet available.
Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT). These municipal obligations may include debt obligations of states, territories, and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (but not necessarily the federal AMT).
The Fund invests in a broadly diversified portfolio of municipal obligations issued by governmental authorities throughout the U.S. and its territories. The Fund may invest in all types of municipal obligations, including pre-refunded bonds, general obligation bonds, revenue bonds, and municipal lease participations. The Fund may also invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Municipal obligations in which the Fund invests may include fixed, variable or floating rate instruments. The Fund may purchase municipal obligations on a when-issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.
The Fund invests principally in investment grade municipal obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 30% of its net assets in non-investment grade municipal obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated municipal obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a municipal obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the municipal obligation. The Fund may hold municipal obligations with a “D” or similar credit rating indicating at least a partial payment default. The Fund may also invest in U.S. Treasury futures contracts for duration and yield curve management or to manage market and interest rate risk.
The Fund may invest up to 20% of its net assets in municipal obligations the interest from which is a tax preference item for purposes of the federal AMT. The Fund may invest up to 20% of its net assets in U.S. government and corporate bonds and other debt securities that are of the same quality as its investments in municipal bonds but which produce income that is taxable for federal income tax purposes.
While obligations of any maturity may be purchased, under normal circumstances, the Fund’s dollar-weighted average effective maturity is generally expected to be between three months and six years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.
Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.
Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return and a loss to you.

3

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest-rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit-quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.
Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Non-Investment Grade Quality Risks
Non-investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds) involve greater risk than investment-grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher-rated categories.
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest.
Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.
The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

4

Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated maturities.
Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.
Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.
When-Issued, Delayed Delivery and Forward Commitments Risks
When-issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligations delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
U.S. Treasury Futures Contracts Risk
A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.
Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.
Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold. The prices of certain debt

5

obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.
Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Recent Market Events
U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including inflation and wage growth concerns in the U.S. and overseas, uncertainties regarding whether the Federal Reserve will raise or lower the Federal Funds rate, the effect of U.S. tax reform, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments could result in further market volatility and negatively affect financial asset prices and the liquidity of certain securities. As a result, the risk environment remains elevated. The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
Performance
No historical performance is available for the Fund because it only recently commenced operations. Performance information will be available after the Fund has been operating for a full calendar year. The Fund’s primary benchmark index against which it will measure performance will be the Bloomberg Barclays 1-10 Year Municipal Blend Index.
Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Lyle J. Fitterer, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Duane A. McAllister, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Erik R. Schleicher, CFA	2019	Portfolio Manager for Baird Advisors and Senior Vice President of the Advisor
Joseph J. Czechowicz, CFA	2019	Portfolio Manager for Baird Advisors and Senior Vice President of the Advisor
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 12.

6

Baird Municipal Bond Fund
Investment Objective
The investment objective of the Baird Municipal Bond Fund (the “Fund”) is to seek a high level of current income that is exempt from federal income tax and is consistent with the preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
(fees paid directly from your investment)
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%
______________________

(1)	“Other Expenses” are based on amounts estimated to be incurred by the Fund in the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Class Shares	$[ ]	$[ ]
Institutional Class Shares	$[ ]	$[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund only recently commenced operations, portfolio turnover information is not yet available.

7

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax but not necessarily federal alternative minimum tax (AMT). These municipal obligations may include debt obligations of states, territories, and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (but not necessarily the federal AMT).
The Fund invests in a broadly diversified portfolio of federally tax-exempt municipal obligations issued by governmental authorities throughout the U.S. and its territories. The Fund may invest in all types of municipal obligations, including pre-refunded bonds, general obligation bonds, revenue bonds, and municipal lease participations. The Fund may also invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Municipal obligations in which the Fund invests may include fixed, variable or floating rate instruments. The Fund may purchase municipal obligations on a when-issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.
The Fund invests principally in investment grade municipal obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 20% of its net assets in non-investment grade municipal obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated municipal obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a municipal obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the municipal obligation. The Fund may hold municipal obligations with a “D” or similar credit rating indicating at least a partial payment default.
The Fund may invest up to 20% of its net assets in municipal obligations the interest from which is a tax preference item for purposes of the federal AMT. The Fund may invest up to 20% of its net assets in U.S. government and corporate bonds and other debt securities that are of the same quality as its investments in municipal bonds but which produce income that is taxable for federal income tax purposes.
While obligations of any maturity may be purchased, under normal circumstances, the Fund’s dollar-weighted average effective maturity is generally expected to be between five years and twelve years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.
Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.
Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return and a loss to you.
Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest-rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a

8

lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit-quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.
Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Non-Investment Grade Quality Risks
Non-investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds) involve greater risk than investment-grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher-rated categories.
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest.
Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.
The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.
Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain

9

payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated maturities.
Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.
Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.
When-Issued, Delayed Delivery and Forward Commitments Risks
When-issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligations delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.
Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.
Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

10

Recent Market Events
U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including inflation and wage growth concerns in the U.S. and overseas, uncertainties regarding whether the Federal Reserve will raise or lower the Federal Funds rate, the effect of U.S. tax reform, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments could result in further market volatility and negatively affect financial asset prices and the liquidity of certain securities. As a result, the risk environment remains elevated. The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
Performance
No historical performance is available for the Fund because it only recently commenced operations. Performance information will be available after the Fund has been operating for a full calendar year. The Fund’s primary benchmark index against which it will measure performance will be the Bloomberg Barclays Municipal Bond Index.
Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Lyle J. Fitterer, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Duane A. McAllister, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Erik R. Schleicher, CFA	2019	Portfolio Manager for Baird Advisors and Senior Vice President of the Advisor
Joseph J. Czechowicz, CFA	2019	Portfolio Manager for Baird Advisors and Senior Vice President of the Advisor
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 12.

11

Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Funds on any day the New York Stock Exchange (the “NYSE”) is open by written request via mail (Baird Funds, Inc. c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701) or overnight delivery (Baird Funds, Inc. c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Third Floor, Milwaukee, WI 53202), by wire transfer, by telephone at 1-866-442-2473, or through a financial intermediary. Purchases and redemptions by telephone are permitted only if you previously established these options on your account.
The minimum initial and subsequent investment amounts are shown below, although the Funds may reduce or waive them in some cases in their discretion.

	Initial Purchase	Subsequent Purchases
Investor Class Shares	$1,000 – Individual Retirement Accounts (Traditional/Roth/SIMPLE/SEP IRAs) and Coverdell Education Savings Account	$100
	$2,500 – All Other Accounts	$100
Institutional Class Shares	$25,000 – All Account Types	No minimum
Tax Information
The Funds intend to make distributions that are primarily exempt from federal income tax. However, a portion of each Fund’s distributions may be taxed as ordinary income or long-term capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. In addition, some broker-dealers may regard Institutional Class shares of the Funds as “clean” shares and charge you a commission on the purchase of such shares. Ask your salesperson or visit your financial intermediary’s website for more information.

12

Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings
This Prospectus describes the Baird Strategic Municipal Bond Fund (“Strategic Municipal Bond Fund”) and Baird Municipal Bond Fund (“Municipal Bond Fund”) (each, a “Fund” and collectively, the “Funds”), two mutual funds offered by Baird Funds, Inc. (“Baird Funds” or the “Company”).

Investment Objectives
Strategic Municipal Bond Fund
The investment objective of the Strategic Municipal Bond Fund is to seek a high level of current income that is substantially exempt from federal income tax and is consistent with the preservation of capital.
Municipal Bond Fund
The investment objective of the Municipal Bond Fund is to seek a high level of current income that is substantially exempt from federal income tax and is consistent with the preservation of capital.
These investment objectives are fundamental and may not be changed without shareholder approval.

Principal Investment Strategies

To achieve each Fund’s investment objective, the Advisor attempts to keep the duration of each Fund’s portfolio substantially equal to that of its benchmark.

The Advisor seeks to control credit quality risk by investing primarily in investment grade, U.S. dollar-denominated municipal obligations for the Funds. Although the Strategic Municipal Bond Fund and Municipal Bond Fund invest primarily in investment grade municipal obligations, they may also invest up to 30% and 20%, respectively, of their net assets in non-investment grade municipal obligations. The Funds may invest in municipal obligations of all maturities.

Duration: a measure of a fixed income security’s average life that reflects the present value of the security’s cash flow, and accordingly is a measure of price sensitivity to interest rate changes. A fund’s duration correlates to the duration of the securities in which it invests. In other words, the longer a fund’s duration, the more sensitive its market value will be to changes in interest rates. For example, if interest rates decline by 1%, the market value of a portfolio with a duration of five years would rise by approximately 5%. Conversely, if interest rates increase by 1%, the market value of the portfolio would decline by approximately 5%. For variable and floating rate instruments, the duration calculation incorporates the time to the next coupon reset date.

While each Fund may invest in municipal obligations of all maturities, during normal market circumstances the dollar weighted average portfolio effective maturity for each Fund is expected to be as follows:

Investment Grade Securities are:
Securities rated in one of the four highest categories by Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings (“Fitch”) or another nationally recognized statistical rating organization.

Fund	Dollar-Weighted Average Portfolio Effective Maturity
Strategic Municipal Bond Fund	More than 3 months but less than 6 years
Municipal Bond Fund	More than 5 years but less than 12 years

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Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.
The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated maturity due to prepayment or call provisions. Debt obligations without prepayment or call provisions generally have an effective maturity equal to their expected maturity. Dollar-weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Fund with each effective maturity “weighted” according to the percentage of net assets that it represents.
The Advisor generally will sell a security when, on a relative basis and in the Advisor’s opinion, it will no longer help a Fund attain its objective. This could include, but is not limited to, changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.
The Advisor attempts to achieve each Fund’s investment objective over a full market cycle.
Implementation of Investment Objective
Under normal market conditions, each Fund invests at least 80% of its net assets in the following municipal bonds and debentures, the income from which is exempt from federal income tax (but not necessarily AMT):

•
Municipal securities including debt obligations of states, territories, and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (but not necessarily AMT); and

•
Municipal securities with a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Advisor to be of comparable quality) at the time of purchase.

Municipal obligations in which the Funds invest may include fixed, variable or floating rate instruments. The Funds may purchase municipal obligations on a when-issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.
It is possible that 25% or more of each Fund’s assets could be invested in municipal obligations that would tend to respond similarly to particular economic or political developments or the interest on which is based on revenues or otherwise related to similar types of projects. Examples include securities of issuers whose revenues are paid from similar types of projects, such as education, housing or transportation, or securities of issuers within the same state or economic sector. For each Fund, the percentage limitations set forth under “Principal Investment Strategies” are measured at the time of investment.
In pursuing each Fund’s objective, the Advisor uses a value-oriented strategy and looks for undervalued municipal securities that offer above-average return characteristics. The Advisor considers many market factors when selecting investments for the Funds. Among the factors considered are the nominal level and trend in interest rates, the slope of the municipal yield curve, income tax rates, market sector valuations, credit trends, supply and demand flows, regional economic strength, as well as legal and regulatory trends.

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The Funds may invest in all types of municipal obligations, including pre-refunded bonds, general obligation bonds, revenue bonds, and municipal lease participations. Each Fund may also invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Each Fund may also invest in municipal housing bonds.
The Advisor seeks to control credit quality risk by investing primarily in investment grade, U.S. dollar-denominated municipal obligations for the Funds. Although the Strategic Municipal Bond Fund and Municipal Bond Fund invest primarily in investment grade municipal obligations, they may also invest up to 30% and 20%, respectively, of their net assets in non-investment grade municipal obligations (sometimes referred to as “high yield” or “junk” bonds).
Each Fund may also invest in unrated municipal obligations that are determined by the Advisor to be comparable in quality to the rated obligations. After purchase, a municipal obligation may cease to be rated or may have its rating reduced below the minimum rating required by each Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the municipal obligation. Each Fund may hold municipal obligations with a “D” or similar credit rating indicating at least a partial payment default.
Other Principal Investment Strategies
The Advisor attempts to diversify each Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.
Investment Grade Municipal Obligations
Municipal obligations acquired by the Funds will primarily be “investment grade” at the time of purchase, as rated by at least one nationally recognized rating agency, but the Funds may also invest in non-investment grade municipal obligations, as described below. The Advisor may purchase unrated obligations for each Fund that are determined by the Advisor to be comparable in quality to the rated obligations. After purchase, a municipal obligation may cease to be rated or may have its rating reduced below the minimum rating required by a Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the municipal obligation. The Funds may hold municipal obligations with a “D” or similar credit rating indicating at least a partial payment default.
Non-Investment Grade Municipal Obligations (High Yield Bonds)
The Strategic Municipal Bond Fund may invest up to 30%, and the Municipal Bond Fund may invest up to 20%, of its net assets in non-investment grade municipal obligations (sometimes referred to as “high yield” bonds), which are debt obligations that are not rated in one of the four highest rating categories of S&P, Moody’s, Fitch or another nationally recognized rating agency. The Funds will generally purchase non-investment grade municipal obligations that are rated at least B or higher by S&P or Moody’s or have an equivalent rating by another nationally recognized rating agency at time of purchase, but may purchase municipal obligations below this rating if the Advisor believes the issuer’s credit fundamentals or future prospects suggest a higher rating. In addition, in limited circumstances the Funds may invest in municipal obligations that are in default.
Zero Coupon Bonds
As a principal investment strategy, the Funds may invest in zero coupon bonds. Zero coupon bonds have greater price volatility than coupon bonds of the same maturity and will not result in the payment of interest until maturity, provided that a Fund will purchase such zero coupon bonds only if the likely relative greater price volatility of such zero coupon bonds is not inconsistent with the Fund’s investment objective. Although zero coupon bonds pay no cash income to holders prior to maturity, accrued interest

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on these bonds must be reported as income to a Fund and distributed to its shareholders on an annual basis. Accordingly, a Fund may be required to dispose of its portfolio investments under disadvantageous circumstances in order to satisfy the distribution requirements applicable to regulated investment companies under the federal tax law. Additional income producing securities may not be able to be purchased with cash used to make such distributions and its current income ultimately may be reduced as a result.
U.S. Treasury Futures Contracts – Strategic Municipal Bond Fund
The Fund may invest in U.S. Treasury futures contracts for duration and yield curve management or to manage market and interest rate risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements, such as potential losses if interest rates do not move as expected. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Cash or Similar Investments; Temporary Strategies
Under normal market conditions, each Fund may invest up to 20% of its net assets in cash or similar short-term, investment grade debt obligations such as U.S. government securities, repurchase agreements, commercial paper or certificates of deposit. Each Fund may invest up to 100% of its total assets in cash or short-term, investment grade debt obligations as a temporary defensive position during adverse market, economic or political conditions and in other limited circumstances. To the extent a Fund engages in any temporary strategies or maintains a substantial cash position, the Fund may not achieve its investment objective.

Principal Risks
The main risks of investing in each of the Funds are substantially similar. However, certain risks are enhanced for each Fund. Specifically, the Strategic Municipal Bond Fund may invest more of its assets in non-investment grade municipal obligations than the Municipal Bond Fund. In addition, the Strategic Municipal Bond Fund is subject to derivatives risk through its use of U.S. Treasury futures contracts.
Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return and a loss to you. Because each Fund holds fewer debt obligations than its benchmark index, material events affecting a holding in the Fund’s portfolio (for example, an issuer’s decline in credit quality) may influence the performance of the Fund to a greater degree than such events will influence its benchmark index and may prevent the Fund from attaining its investment objective for a particular period.
Bond Market Risks
The major risks of each Fund are those of investing in the bond market. A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest-rate risk”). Generally, the longer a bond’s maturity, the greater the interest rate risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the interest rate risk and the lower its yield (“maturity risk”). Variable and floating rate instruments generally have lower interest rate sensitivity because their coupon rate periodically resets based on an index rate that changes with the general level of interest rates. A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit-quality risk”). Because bond values may fluctuate, a Fund’s share price may fluctuate.

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Call Risks
If the securities in which Funds invest are redeemed by the issuer before maturity (or “called”), the Funds may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Funds’ yield. This will most likely happen when interest rates are declining.
Credit Quality Risks
Individual issues of debt obligations may be subject to the credit risk of the issuer. Therefore, the underlying issuer may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations in particular may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments.) Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings agencies such as Moody’s, Fitch and S&P provide ratings on debt obligations based on their analyses of information they deem relevant. Ratings are essentially opinions or judgments of the credit quality of an issuer and may prove to be inaccurate. In addition, there may be a delay between events or circumstances adversely affecting the ability of an issuer to pay interest and/or repay principal and an agency’s decision to downgrade a debt obligation.
Non-Investment Grade Quality Risks
Non-investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds), while generally offering higher yields than investment grade debt obligations with similar maturities, involve greater risk, including the possibility of default or bankruptcy. Non-investment grade debt obligations tend to be more sensitive to economic conditions than higher-rated debt. As a result, they generally are more sensitive to credit risk and are considered more speculative than debt obligations in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of non-investment grade debt obligations may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these debt obligations is significantly greater than issuers of higher-rated debt obligations because such debt obligations are generally unsecured and are often subordinated to other creditors. A Fund may have difficulty disposing of certain non-investment grade debt obligations because there may be a thin trading market for such debt obligations. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated debt obligations. Periods of economic uncertainty generally result in increased volatility in the market prices of these debt obligations and will also increase the volatility of the Fund’s net asset value.
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest.
Each Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may have a disproportionate impact on each Fund’s share price.

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The repayment of principal and interest on some of the municipal obligations in which the Funds may invest may be guaranteed or insured by a monoline insurance company. The monoline guarantee or insurance will generally enhance the credit rating and lower the interest rate payable on the obligation. Certain monoline insurers have suffered losses from insuring structured products and other obligations backed by residential mortgages. If a company insuring municipal obligations in which a Fund invests experiences financial difficulties, the credit rating and price of the obligation may deteriorate.
Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions within the applicable state or municipality. Certain factors, including changes in national and state policies relating to payments such as unemployment insurance and welfare, and adverse economic developments, particularly those affecting less skilled and low income workers, may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated maturities.
Municipal Lease Obligations Risks
The Funds may purchase participation interests in municipal leases. These are undivided interests in a lease, installment purchase contract, or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities. Participation interests in municipal leases pose special risks because many leases and contracts contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body. Although these kinds of obligations are secured by the leased equipment or facilities, it might be difficult and time consuming to dispose of the equipment or facilities in the event of nonappropriation, and a Fund might not recover the full principal amount of the obligation.
Zero Coupon Bonds Risk
As interest on zero coupon bonds is not paid on a current basis, the values of the bonds are subject to greater fluctuations than are the value of bonds that distribute income regularly and may be more speculative than such bonds. Accordingly, the values of zero coupon bonds may be highly volatile as interest rates rise or fall. In addition, while zero coupon bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.
When-Issued, Delayed Delivery and Forward Commitments Risks
When-issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligations delivery takes place. Failure of the other party to consummate the trade may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous. If deemed advisable as a matter of investment strategy, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell debt obligations it has committed to purchase before those debt obligations are delivered to the Fund on the settlement date. In these cases, a Fund may realize capital gains or losses.
U.S. Treasury Futures Contracts Risk – Strategic Municipal Bond Fund
Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in

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the underlying investments. Investments in futures contracts may result in a substantial loss in a short period. The loss may be potentially unlimited and may be more than the original investment. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. If the Advisor incorrectly forecasts the value of investments in using a futures contract, a Fund might have been in a better position if the Fund had not entered into the contract. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the value of a Fund’s investment securities may differ substantially from the changes anticipated by the Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than the Fund’s initial investment in such a contract.
Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. Since interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Funds’ ability to acquire and dispose of municipal obligations at desirable yield and price levels. In addition, interest earned on certain municipal obligations may be a preference item subject to the federal alternative minimum tax (“AMT”) for non-corporate shareholders.
Investment in federally tax-exempt securities poses additional risks. In many cases, the Internal Revenue Service (“IRS”) has not ruled on whether the interest received on a particular obligation is tax-exempt, and accordingly, purchases of these obligations are based on the opinion of bond counsel to the issuers at the time of issuance. The Funds and the Advisor rely on these opinions and will not review the basis for them.
Liquidity Risks
Liquidity risk is the risk that certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of a Fund. The liquidity of a particular debt obligation depends on the strength of demand for the debt obligation, which is generally related to the willingness of broker-dealers to make a market for the debt obligation as well as the interest of other investors to buy the debt obligation. During significant economic and market downturns and periods in which financial services firms are unable to commit capital to make a market in, or otherwise buy, certain debt obligations, the Funds may experience challenges in selling such debt obligations at optimal prices.
Valuation Risks
The securities held by the Funds are generally priced using prices provided by primary or alternative pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. Pricing service prices for debt obligations are based on various market inputs such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, comparable securities, bids, offers and reference data, as well as market indicators, and material issuer, industry and economic events. For mortgage- and asset-backed securities, the pricing service also reviews collateral performance data. The prices provided by the primary pricing service, alternative pricing services or dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which

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securities are actually bought and sold. The prices of certain securities provided by pricing services, or the fair values determined by the valuation committee, may be subject to frequent and significant change, and will vary depending on the information that is available.
Sector Risks
From time to time, based on market or economic conditions, a Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Recent Market Events
U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including inflation and wage growth concerns in the U.S. and overseas, uncertainties regarding whether the Federal Reserve will raise or lower the Federal Funds rate, the effect of U.S. tax reform, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments could result in further market volatility and negatively affect financial asset prices and the liquidity of certain securities. As a result, the risk environment remains elevated. The Advisor will monitor developments and seek to manage each Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
The Funds cannot guarantee that they will achieve their respective investment objectives.

Portfolio Holdings Disclosure Policy
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information (“SAI”) and on the Company’s website at www.bairdfunds.com.
Note Regarding Percentage Limitations
Whenever an investment objective, policy or strategy of the Funds set forth in this Prospectus or the Funds’ SAI states a maximum (or minimum) percentage of a Fund’s assets that may be invested in any type of security or asset class, the percentage is determined immediately after the Fund’s acquisition of that investment, except with respect to percentage limitations on temporary borrowing and illiquid investments. Accordingly, any later increase or decrease resulting from a change in the market value of a security or in a Fund’s assets (e.g., due to net sales or redemptions of Fund shares) will not cause the Fund to violate a percentage limitation. As a result, due to market fluctuations, cash inflows or outflows or other factors, a Fund may exceed such percentage limitations from time to time.

Who May Want to Invest in the Funds
The Funds may be appropriate for investors who:

•	Are looking for income that is exempt from federal income tax;

•	Wish to invest for the long-term;

•	Have long-term goals such as planning for retirement;

•	Want to earn income on investments generally considered more stable than stocks;

•	Are looking for a fixed-income component to their portfolio; and

•	Are willing to assume the risk of investing in fixed-income debt obligations.

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The Funds are not appropriate investments for tax-deferred retirement accounts, such as 401(k) plans and individual retirement accounts (“IRAs”), because their returns before taxes are generally lower than those of taxable funds. The Funds are not appropriate for investors who have short-term financial goals.
Before investing in a Fund, you should carefully consider:

•	Your investment goals;

•	The amount of time you are willing to leave your money invested; and

•	The amount of risk you are willing to take.

Management of the Funds

The Advisor
Robert W. Baird & Co. Incorporated, subject to the general supervision of the Company’s Board of Directors (the “Board”), serves as the Company’s investment advisor and administers the Company’s business affairs. The Advisor is responsible for the day-to-day management of the Funds in accordance with each Fund’s respective investment objective and policies. This includes making investment decisions, and buying and selling securities. Pursuant to an Investment Advisory Agreement between the Company and the Advisor, for its services the Advisor receives an annual fee of 0.25% of each Fund’s average daily net assets. The advisory fee is accrued daily and paid monthly.
A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement for the Funds will be available in the Funds’ annual report for the period ended December 31, 2019.
Under a separate Administration Agreement with the Advisor, each Fund pays the Advisor a fee at an annual rate of 0.05% of its average daily net assets to serve as administrator. As administrator, the Advisor assumes and pays all expenses of each Fund, excluding management fees, borrowing costs, commissions and other costs directly related to portfolio securities transactions and extraordinary or non-recurring expenses. In this way, the Advisor is able to control or limit the Funds’ operating expenses.
The Advisor was founded in 1919 and has its main office at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. The Advisor provides investment management services for individuals and institutional clients including pension and profit sharing plans. As of October 31, 2019, the Advisor had approximately $[●] billion in assets under discretionary management.

Portfolio Managers
Lyle J. Fitterer, Duane A. McAllister, Erik R. Schleicher and Joseph J. Czechowicz are the members of the Advisor’s investment management team who co-manage the Strategic Municipal Bond Fund and Municipal Bond Fund’s investments. All team members are equally responsible for the day-to-day management of the Funds and work together to develop investment strategies and select securities for the Funds. The investment management team is supported by a staff of research analysts and other investment professionals. The Funds’ SAI provides additional information about the members of the investment management team, including other accounts they manage, their ownership of Fund shares and their compensation.

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Lyle J. Fitterer, CFA
Lyle has over 30 years of investment experience managing fixed income portfolios, with a primary focus on the municipal market. He plays a lead role in the formulation and implementation of investment strategy with a major portion of his time allocated to municipal portfolio management and credit research. Prior to joining Baird Advisors, Lyle served as the co-head of Global Fixed Income and the head of the Municipal Fixed Income team at Wells Fargo Asset Management (WFAM). His experience also includes Strong Capital Management where he held various roles including Head of the Municipal Fixed Income team, Senior Portfolio Manager and Research Analyst with the Strong Taxable Fixed Income team and Managing Director of Strong’s Institutional Client Services team. Lyle is currently a member of the CFA Institute and the CFA Society Milwaukee.
Duane A. McAllister, CFA
Duane has over 32 years of investment experience managing fixed income portfolios, with a primary focus on the municipal market. His responsibilities include setting and implementing investment strategy with a major portion of his time allocated to municipal portfolio management and credit research. Duane received his undergraduate degree from Northern Illinois University and was awarded the Chartered Financial Analyst designation in 1991. Duane is currently a member of the CFA Institute and is an active member of the CFA Society Milwaukee. Prior to joining Baird Advisors in 2015, Duane was a Managing Director and Senior Portfolio Manager at BMO Global Asset Management where he was the lead portfolio manager for tax-free fixed income strategies.
Erik R. Schleicher, CFA
Erik has over 15 years of investment experience. His responsibilities include portfolio management, credit research and strategy development in the municipal sector. Erik received his undergraduate degree from the University of Wisconsin-Oshkosh and his MBA from the University of Wisconsin-Milwaukee. Erik received the Chartered Financial Analyst designation in 2017 and is currently a member of the CFA Institute and is a member of the CFA Society Milwaukee. Prior to joining Baird Advisors in 2015, Erik was a portfolio manager with BMO Global Asset Management where he was responsible for managing tax-free fixed income strategies and credit research.
Joseph J. Czechowicz, CFA
Joe has over 12 years of investment experience. His responsibilities include portfolio management, credit research and strategy development in the municipal sector. Joe received his undergraduate degree from the University of Wisconsin-Parkside and his MBA with a concentration in applied security analysis from the University of Wisconsin-Madison.  Joe received the Chartered Financial Analyst designation in 2017 and is currently a member of the CFA Institute and is a member of the CFA Society Milwaukee. Prior to joining Baird Advisors in 2015, Joe was a portfolio manager with BMO Global Asset Management where he was responsible for managing tax-free fixed income strategies and credit research.

Financial Highlights
Because the Funds recently commenced operations, there are no financial highlights available at this time.

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Your Account

Distribution of Shares
Distributor
The Advisor, Robert W. Baird & Co. Incorporated, is also the distributor (the “Distributor”) for shares of the Funds and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Rule 12b-1 Plan
The Funds have adopted a distribution and shareholder service plan pursuant to Rule 12b-1 (the “Rule 12b-1 Plan”) under the Investment Company Act of 1940. Under the Rule 12b-1 Plan, Investor Class shares pay the Distributor a fee at an annual rate of 0.25% of their average daily net asset value. The Distributor uses this fee primarily to finance activities that promote the sale of Investor Class shares. Such activities include, but are not necessarily limited to, compensating brokers, dealers, financial intermediaries and sales personnel for distribution and shareholder services, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and advertising. Because 12b-1 fees are ongoing, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Referral Program
The Distributor has established a referral program pursuant to which it may pay cash compensation to its sales personnel for sales of Institutional Class shares of the Funds. Compensation paid to participants in this program for sales of Institutional Class shares of the Funds may be more or less than compensation they receive for sales of shares of other investment companies. These payments may influence the Distributor’s sales personnel to recommend the Institutional Class shares of the Funds over another investment. The Distributor will pay compensation under the referral program out of its own resources. Accordingly, the referral program will not affect the price an investor will pay for Institutional Class shares of the Funds. Please see “Fees and Expenses of the Funds” for information about the Funds’ fees and expenses.
Fund Purchases Through a Financial Intermediary
Financial intermediaries, such as banks, fiduciaries, custodians, investment advisers, and broker-dealers, hold shares of the Funds for their clients through omnibus or networked accounts. The Distributor, on behalf of the Funds, retains financial intermediaries, as agents, to provide sub-transfer agency, administrative or related shareholder services to their clients for the Funds. The Distributor pays certain financial intermediaries for performing such services. All such payments are made from the Distributor’s own resources and will not increase costs to the Funds. The Distributor may also retain financial intermediaries to provide sales, marketing support, or related services to their clients who beneficially own Fund shares. From time to time, the Distributor may pay those financial intermediaries for the provision of those services. Any such payments will be made from the Distributor’s own resources and will not increase costs to the Funds. These payments, sometimes referred to as marketing support or revenue sharing payments, are in addition to or in lieu of any amounts payable to the financial intermediary under the Funds’ Rule 12b-1 Plan for the provision of distribution and shareholder services provided by financial intermediaries on behalf of Investor Class shares.
The payments made to these financial intermediaries vary based on a number of factors, including the types of services provided and amount of their clients’ assets invested in the Funds and, with respect to

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marketing support payments, the level of sales activity. These payments may influence the financial intermediary to recommend the Funds, or a particular class of Fund shares, over another investment.

Distribution of Classes
Each Fund offers two classes of shares – Investor Class and Institutional Class. The classes differ with respect to their minimum investments. In addition, expenses of the classes differ. Investor Class shares impose a Rule 12b-1 fee that is assessed against the assets of a Fund attributable to that class.
The Distributor retains financial institutions, such as banks, fiduciaries, custodians, investment advisers and broker-dealers, as agents to provide sales or administrative services for their clients or customers who beneficially own Investor Class shares. Financial institutions will receive 12b-1 fees from the Distributor based upon shares owned by their clients or customers. The Distributor will determine the schedule of such fees and the basis upon which such fees will be paid.

Share Price
Shares of each class in a Fund are sold at their net asset value (“NAV”). Shares may be purchased or redeemed on days the New York Stock Exchange (the “NYSE”) is open. The NYSE is closed most national holidays and Good Friday.
The NAV for each class of shares of a Fund is determined as of the close of regular trading on the NYSE (normally 3:00 p.m., Central time) Monday through Friday, except on days the NYSE is not open. If the NYSE closes early, the Fund will calculate the NAV at the closing time on that day, or if an emergency exists as permitted by the SEC, NAV may be calculated at a different time.
The NAV for a class of shares is determined by adding the value of each Fund’s investments, cash and other assets attributable to a particular share class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding in the class.
The Board has adopted Pricing and Valuation Committee Procedures (“Pricing Procedures”), which specify how a Fund’s investments are to be valued when calculating the Fund’s NAV.  The Board has delegated responsibility for daily pricing of the Funds’ investments to the Advisor. The Funds’ accounting agent calculates the daily NAV for each Fund.
Each Fund’s portfolio investments are generally valued using pricing information provided by a primary independent pricing service. If pricing information is not available from the primary pricing service, pricing information from an approved secondary independent pricing service or another source set forth in the Pricing Procedures may be used. Should pricing information not be available from a primary or secondary pricing service or another permitted source, the investment will be priced at its “fair value” as determined by the Valuation Committee of the Advisor, subject to the ultimate supervision of the Board.
Debt obligations are generally valued using evaluated bid prices provided by the primary pricing service. If the primary pricing service does not price a particular debt obligation, the Fund may use an evaluated price provided by a secondary pricing service. If a secondary pricing service does not price a particular debt obligation, the Advisor may obtain and use a valuation from a dealer who was the underwriter for the issuance or who makes a market in that debt obligation or similar debt obligations. If the Advisor cannot obtain a price provided by such a dealer, the debt obligation will generally be priced at fair value by the Valuation Committee. Debt obligations purchased with a remaining maturity of 60 days or less are valued at market prices as described above, unless an evaluated price is not available from a pricing service, in

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which case such debt obligation is valued at acquisition cost, plus or minus any amortized discount or premium (“amortized cost”), or, if the Advisor does not believe amortized cost is reflective of the fair value of the debt obligation, the debt obligation is priced at fair value by the Valuation Committee.
Shares of mutual funds that are quoted on Nasdaq are generally valued at their last calculated NAV.
If pricing information is not readily available from a pricing service or another permitted source, or if the Advisor deems the pricing information to not represent “fair value” of the investment, the investment will be priced at its “fair value” as determined by the Valuation Committee, subject to the ultimate supervision of the Board. The price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. In addition, during periods of market volatility or illiquidity, the prices determined for any individual investment on any given day may vary significantly from the amount that can be obtained in an actual sale of that investment, and the Funds’ NAVs may fluctuate significantly from day to day or from period to period.

Buying Shares
Minimum Investments

	Initial Purchase	Subsequent Purchases
Investor Class Shares	$1,000 – Individual Retirement Accounts (Traditional/Roth/SIMPLE/SEP IRAs) and Coverdell Education Savings Account	$100
	$2,500 – All Other Accounts	$100
Institutional Class Shares	$25,000 – All Account Types	No minimum
Minimum Investment Reductions – Institutional Class Shares
The minimum initial investment amount for Institutional Class shares is waived for all employees, directors and officers of the Advisor or the Funds and members of their families (including parents, grandparents, siblings, spouses, children and in-laws of such employees, directors and officers). It is also waived for clients of the Advisor who acquire shares of a Fund made available through a mutual fund asset allocation program offered by the Advisor.
Minimum Investment Reductions – Investor and Institutional Class Shares
The investment minimums noted above are waived for investments in Investor and Institutional Class shares by 401(k) and other employer-sponsored retirement plans (excluding IRAs and other one person retirement plans). Also, the minimum initial investment amount for Institutional Class and Investor Class shares may be waived or reduced at the discretion of the Distributor, including waivers or reductions for purchases made through certain registered investment advisers and qualified third-party platforms.
In-Kind Payments
Payment for shares of the Funds may, in the discretion of the Funds, be made in the form of securities that are permissible investments for the Funds as described in the Prospectus. For further information about this form of payment, contact the Funds (toll-free) at 1-866-44BAIRD. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receives satisfactory assurances that it will have good and

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marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning certain tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000. You may realize a taxable gain or loss on the contributed securities at the time of the in-kind securities payment.
Timing of Requests

Shares may only be purchased on days when the NYSE is open for business. Your price per share will be the NAV next computed after your request is received in good order by the Fund or its agents. All requests received in good order before the close of regular trading on the NYSE (normally 3:00 p.m., Central Time) will be executed at the NAV computed on that day. Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:
•     The name of the Fund and share class;
•     The dollar amount of shares to be purchased;
•     Purchase application or investment stub; and
•     Check payable to Baird Funds or, if paying by wire, receipt of Federal Funds.

Receipt of Orders
The Funds may authorize one or more broker-dealers to accept on their behalf purchase and redemption orders that are in good order. In addition, these broker-dealers may designate other financial intermediaries to accept purchase and redemption orders on a Fund’s behalf. Contracts with these agents require the agents to track the time that purchase and redemption orders are received. Purchase and redemption orders must be received by the Funds or their authorized intermediaries before the close of regular trading on the NYSE to receive that day’s share price.
Customer Identification Procedures
The Company, on behalf of each Fund, is required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.
In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”), please note that U.S. Bancorp Fund Services, LLC, the Company’s transfer agent (the “Transfer Agent”), will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program. As requested on the account application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. If you require assistance when completing your application, please call (toll free) 1-866-44BAIRD.
If the Company or the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the initial purchase will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Funds also reserve the right to close the account within five business days if clarifying information and/or documentation is not received. The shareholder will be notified of a rejected purchase order or account closure within five business days. Any delay in processing your order will affect the purchase price you receive for your shares. The Company, the Distributor and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing. If at any time the Company or the Transfer Agent detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Company or the Transfer Agent may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report and/or may take other action.
The Funds may not be sold to investors residing outside the U.S. and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

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The Company has appointed an anti-money laundering compliance officer to oversee the implementation of the Company’s Anti-Money Laundering Program.
Market Timing Policy
Depending on various factors (including the size of the Fund, the amount of assets the Advisor typically maintains in cash or cash equivalents, and the dollar amount, number and frequency of trades), short-term or excessive trading into and out of the Funds, generally known as market timing, may harm all shareholders by: disrupting investment strategies; increasing brokerage, administrative and other expenses; decreasing tax efficiency; diluting the value of shares held by long-term shareholders; and impacting Fund performance. The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of market timing (the “Market Timing Policy”). Pursuant to the Market Timing Policy, the Funds may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in the Advisor’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, the Advisor may consider an investor’s trading history in the Funds or other Baird Funds. The Funds, the Advisor and affiliates thereof are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.
The Company monitors and enforces its market timing policy through:

•	Regular reports to the Board by the Funds’ Chief Compliance Officer regarding any instances of suspected market timing;

•	Monitoring of trade activity; and

•	Restrictions and prohibitions on purchases and/or exchanges by persons believed to engage in frequent trading activity.
In addition, if market timing is detected in an omnibus account held by a financial intermediary, the Funds may request that the intermediary restrict or prohibit further purchases or exchanges of Fund shares by any shareholder that has been identified as having violated the Market Timing Policy. The Funds may also request that the intermediary provide identifying information, such as social security numbers, and trading information about the underlying shareholders in the account in order to review any unusual patterns of trading activity discovered in the omnibus account.
While the Funds seek to take action that will detect and deter market timing, the risks of market timing cannot be completely eliminated. For example, the Funds may not be able to identify or reasonably detect or deter market timing transactions that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, or redemption orders to the Funds on behalf of their customers who are the beneficial owners. More specifically, unless the financial intermediaries have the ability to detect and deter market timing transactions themselves, the Funds may not be able to determine whether the purchase or sale is connected with a market timing transaction. In certain cases, the Company may rely on the market timing policies of financial intermediaries, even if those policies are different from the policy of the Company, when the Advisor believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Funds. Additionally, there can be no assurance that the systems and procedures of the Fund, Advisor or Distributor will be able to monitor all trading activity in a manner that would detect market timing. However, the Funds, the Advisor and the Distributor will attempt to detect and deter market timing in transactions by all Fund investors, whether directly through the Transfer Agent or through financial intermediaries.
Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call the Funds toll-free at 1-866-44BAIRD to request individual copies of these documents. Once the Funds receive notice to stop

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householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.
Methods of Buying

	To Open an Account	To Add to an Account
By Telephone
You may not use the telephone purchase option for your initial purchase of a Fund’s shares. However, you may call the Funds (toll-free) at 1-866-44BAIRD to open a new account by requesting an exchange into another Baird Fund. See “Exchanging Shares.”

After your account has been open for seven business days, you may call the Funds (toll-free) at 1-866-44BAIRD to place your order for Fund shares. Money will then be moved from your bank account to your Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. The minimum telephone purchase is $100.

By Mail
Make your check payable to “Baird Funds.” All checks must be in U.S. dollars drawn on a U.S. financial institution. Forward the check and your application to the address below. To prevent fraud, the Funds will not accept cash, money orders, third party checks, traveler’s checks, credit card checks, starter checks or U.S. Treasury checks for the purchase of shares. If your check is returned for any reason, a $25 fee will be assessed against your account and you will be responsible for any loss incurred by the Fund(s). The Funds are unable to accept post-dated checks or any conditional order or payment.

Fill out the Invest by Mail form from your confirmation statement, or indicate the Fund name, your name, address, and account number on a separate piece of paper along with your check. Make your check payable to “Baird Funds.” Forward the check and Invest by Mail form or separate letter of instruction to the address below.

By Federal Funds Wire	Forward your application to Baird Funds at the address below. Call (toll-free) 1-866-44BAIRD to obtain an account number. Wire funds using the instructions to the right.
Notify the Funds of an incoming wire by calling (toll-free) 1-866-44BAIRD. Use the following instructions:
U.S. Bank National Association
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA#: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit:
(name of Fund, share class)
(name/title on the account)
(account #)
Wired funds must be received prior to 3:00 pm Central time to be eligible for same day pricing. The Funds, the Advisor and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

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	To Open an Account	To Add to an Account
Automatic Investment Plan
Open a Fund account with one of the other methods. If by mail, be sure to include your bank account number on the appropriate section of your application and enclose a voided check or deposit slip with your initial purchase application.

Call the Funds (toll-free) at 1-866-44BAIRD for instructions on how to set up an Automatic Investment Plan if you did not select the option on your original application. Regular automatic investments (minimum of $100) will be taken from your checking or savings account on a monthly basis. If you do not have sufficient funds in your account or if your account is closed at the time of the automatic transaction, you will be assessed a $25 fee. Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent 5 days prior to effective date.

By a Financial Intermediary	To purchase shares for another investor, call the Funds (toll-free) at 1-866-44BAIRD.	To purchase shares for another investor, call the Funds (toll-free) at 1-866-44BAIRD.
By Exchange	Call the Funds (toll-free) at 1-866-44BAIRD to obtain exchange information. See “Exchanging Shares.”	Call the Funds (toll--free) at 1-866-44BAIRD to obtain exchange information. See “Exchanging Shares.”
You should use the following addresses when sending documents by mail or by overnight delivery:

By Mail Baird Funds, Inc. c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, Wisconsin 53201-0701	By Overnight Delivery Baird Funds, Inc. c/o U.S. Bank Global Fund Services 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202
NOTE: The Funds and the Transfer Agent do not consider the U.S. Postal Service or other independent delivery services to be their agents. Only actual physical receipt by the Transfer Agent of purchase orders or redemption requests (e.g., retrieving mail from the post office box or accepting delivery from a delivery service) constitutes receipt by the Transfer Agent. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

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Selling Shares
Methods of Selling

To Sell Some or All of Your Shares
By Telephone
Call the Funds (toll-free) at 1-866-44BAIRD to place the order. (Note: for security reasons, requests by telephone will be recorded.) Telephone redemptions involving $50,000 or more of Investor Class shares are not permitted.

By Mail
Send a letter to the Funds that indicates the dollar amount or number of shares you wish to redeem. The letter should contain the Fund’s name, the account number and the number of shares or the dollar amount of shares to be redeemed. Be sure to have all shareholders sign the letter and, if necessary, have the signature guaranteed. For IRA accounts, requests submitted without an election regarding tax withholding will be subject to tax withholding.

Systematic Withdrawal Plan
The Funds offer shareholders a Systematic Withdrawal Plan. Call the Funds (toll-free) at 1-866-44BAIRD to obtain information on how to arrange for regular monthly or quarterly fixed withdrawal payments. In order to participate in the Plan, your account balance must be at least $5,000 and the minimum payment you may receive is $50 per period. If you elect this method of redemption, the Fund will send a check to your address of record or will send the payment via electronic funds transfer through the Automated Clearing House ("ACH") network directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This program may be terminated at any time by the Fund. You may also select to terminate your participation in this Plan at any time by contacting the Transfer Agent at least five days prior to the next scheduled withdrawal.

Note that this Plan may deplete your investment and affect your income or yield.

By a Financial Intermediary	Consult your account agreement for information on redeeming shares.
By Exchange	Call the Funds (toll-free) at 1-866-44BAIRD to obtain exchange information. See “Exchanging Shares” for further information.

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Payment of Redemption Proceeds

You may request redemption of your shares at any time. Shares may be redeemed on days the NYSE is open. The NYSE is closed most national holidays and Good Friday. Your shares will be redeemed at the next NAV per share calculated after your order is received in good order by a Fund or its agents. All requests received in good order before the close of regular trading on the NYSE (normally, 3:00 p.m. Central Time) will be executed at the NAV computed on that day. Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV. Payment of redemption proceeds for all methods of payment will be made promptly, typically within one to two days, and in any event not later than seven days after the receipt of a redemption request in proper form as discussed in this Prospectus. You may receive the proceeds in one of three ways:

When making a redemption request, make sure your request is in good order. “Good order” means your letter of instruction includes:

•
The name of the Fund;
•    The number of shares or the dollar amount of shares to be redeemed;
•    Signatures of all registered shareholders exactly as the shares are registered and, if necessary, with a signature guarantee; and
•    The account number.

1)
A check mailed to your account’s address. Your proceeds will typically be sent on the business day following the day on which the Fund or its agent receives your request in good order. Checks will not be forwarded by the U.S. Postal Service, so please notify us if your address has changed prior to a redemption request. A redemption request made within 15 days of an address change will require a signature guarantee. Proceeds will be sent to you in this way, unless you request one of the alternatives described below.

2)
The proceeds transmitted by Electronic Funds Transfer (“EFT”) to a properly pre-authorized bank account. The proceeds usually will arrive at your bank two banking days after we process your redemption.

3)
The proceeds transmitted by wire to a pre-authorized bank account for a $15 fee. This fee will be deducted from your redemption proceeds for complete and share specific redemptions. In the case of a partial redemption, the fee will be deducted from the remaining account balance. The fee is paid to the Transfer Agent to cover costs associated with the transfer. The Advisor reserves the right to waive the wire fee in limited circumstances. The proceeds usually will arrive at your bank the first banking day after we process your redemption. Be sure to have all necessary information from your bank. Your bank may charge a fee to receive wired funds.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, there may be a delay in sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date. This procedure is intended to protect the Funds and their shareholders from loss.
Each Fund typically expects that it will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Funds. The Funds may also meet redemption requests through the use of a line of credit. The Funds may also make redemptions in kind (i.e., payments in portfolio securities rather than cash) to meet redemption requests. These redemption methods will be used regularly and may also be used in stressed market conditions.

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The Transfer Agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the Transfer Agent, and only if the bank is a member of the Federal Reserve System. If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.
Signature Guarantees
The Transfer Agent may require a signature guarantee for certain redemption requests. A signature guarantee ensures that your signature is genuine and protects you from unauthorized account redemptions. A signature guarantee, from either a Medallion program member or a non-Medallion program member, or other acceptable signature verification of each owner is required in the following situations:

•	If you are requesting a change in ownership on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	When a redemption request is received by the Transfer Agent and the account address has changed within the last 15 calendar days; and

•	For all redemptions of Investor Class shares totaling $50,000 or more from any shareholder account.
The Funds reserve the right to waive any signature requirement at their discretion.
Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution.
Signature guarantees are designed to protect both you and the Funds from fraud. Signature guarantees can be obtained from most banks, credit unions or saving associations, or from broker-dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide signature guarantees.
The Funds and/or the Transfer Agent may also require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.
Corporate, Trust and Other Accounts
Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Funds (toll-free) at 1-866-44BAIRD before making the redemption request to determine what additional documents are required.
Transfer of Ownership
In order to change the account registrant or transfer ownership of an account, additional documents will be required. To avoid delays in processing these requests, you should call the Funds (toll-free) at 1-866-44BAIRD before making your request to determine what additional documents are required.

Exchanging Shares

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You may exchange all or a portion of your investment from the same class of one Baird Fund to an identically registered account in another Baird Fund. You may also exchange between classes of a Fund or other Baird Funds if you meet the minimum investment requirements for the class into which you would like to exchange. Any new account established through an exchange will be subject to the minimum investment requirements applicable to the shares acquired. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. The exchange privilege may be exercised only in those states where the class of shares of the Fund being acquired legally may be sold.
An exchange from one Baird Fund to another Baird Fund is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable capital gain or loss unless you are a tax-exempt investor or hold your shares through a tax-deferred account such as a 401(k) plan or an IRA. A conversion from shares of one class to shares of a different class within the same Baird Fund is generally not a taxable transaction for federal income tax purposes.
Call the Funds (toll-free) at 1-866-44BAIRD to learn more about exchanges and other Baird Funds.
More Information about the Exchange Privilege
The Funds are intended as long-term investment vehicles and not to provide a means of speculating on short-term market movements. In addition, excessive trading can hurt a Fund’s performance and shareholders. Therefore, each Fund may terminate, without notice, the exchange privilege of any shareholder who uses the exchange privilege excessively. See “Your Account—Buying Shares—Market Timing Policy.” The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

General Transaction Policies
The Funds reserve the right to:

•	Vary or waive any minimum investment requirement.

•	Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

•
Reject any purchase or the purchase side of an exchange request for any reason. Generally, a Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or a shareholder’s history of excessive trading).

•
Reinvest a distribution check in your account at a Fund’s then-current NAV and reinvest all subsequent distributions if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a distribution check remains uncashed for six months. You may change the distribution option on your account at any time by writing or calling the Transfer Agent. Any request for change should be submitted five days prior to the next distribution.

•
Redeem all shares in your account if your balance falls below the Fund’s minimum initial purchase amount for the applicable class of shares. If, within 60 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

•	Delay paying redemption proceeds for up to seven days after receiving a request in proper form as described in this Prospectus.

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•	Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

•	Modify or terminate the exchange privilege after a 60-day written notice to shareholders.

•
Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets in any 90-day period. In such cases, you may incur brokerage costs in converting these securities to cash. The Funds expect that any redemptions in kind will be made with marketable securities. However, shareholders who receive a redemption in kind will bear market risk until they sell the securities. For federal income tax purposes, redemptions in kind are taxed in the same manner as redemptions made in cash. The redeeming shareholder will generally receive a pro rata share of each security and cash position held by the distributing Fund (e.g., rounding such security positions to the nearest 100 shares or other appropriate rounding lot method), with adjustments for restricted securities, odd lots or fractional shares, or such other method of redemption that addresses any potential for overreaching or other concerns that underlie Section 17 of the Investment Company Act of 1940 if applicable. The distributing Fund will distribute cash in lieu of securities held in the Fund not amounting to round lots or other securities not distributed pursuant to the adjustments described above.

•	Reject any purchase or redemption request that does not contain all required documentation.
If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person. In addition, once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).
Telephone trades must be received by or prior to market close. During periods of significant economic or market change, shareholders may encounter higher than usual call waits and telephone transactions may be difficult to complete. Please allow sufficient time to place your telephone transaction. If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed under “Buying Shares.”
Your broker-dealer or other financial organization may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus. Contact your broker-dealer or other financial organization for details.
Lost Shareholders, Inactive Accounts and Unclaimed Property. It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account. If the Funds are unable to locate the shareholder, then they will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 877-677-9414 at least annually to ensure your account remains in active status.

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If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Distributions and Taxes

Distributions
Each Fund makes distributions to its shareholders from the Fund’s net investment income and any realized net capital gain.
Distributions from a Fund’s net investment income are declared and paid monthly. Net capital gain, if any, is generally distributed annually. It is expected that each Fund’s distributions will be primarily distributions of net investment income.
Each share class determines its net investment income and net capital gain distributions in the same manner. However, because Investor Class shares have Rule 12b-1 distribution fees, distributions of net investment income paid to Investor Class shareholders will be lower per share than those paid to Institutional Class shareholders.
All of your distributions from a Fund’s net investment income and net capital gain will be reinvested in additional shares of the same class of that Fund unless you instruct otherwise on your account application or have redeemed all shares you held in the Fund.

Taxation
Changes in income tax laws, potentially with retroactive effect, could impact a Fund’s investments or the tax consequences to you of investing in a Fund. Some of the changes could affect the timing, amount and tax treatment of Fund distributions made to shareholders. Please consult your tax adviser before investing.
Tax-Exempt Distributions
The Funds intend to make distributions of income from interest earned on qualifying municipal obligations that generate interest that is exempt from the regular federal income tax, but not necessarily the federal AMT. However, each Fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax or the federal AMT for non-corporate shareholders. Income exempt from federal income tax may be subject to state and local income tax. You may also be subject to tax on distributions of any net capital gain made by the Funds. The federal income tax status of all distributions made by a Fund for the preceding year will be reported annually to shareholders.
Taxable Distributions
Taxable distributions from interest earned on securities held by the Funds and distributions of net capital gain are taxable regardless of whether the distributions are received in cash or reinvested in Fund shares, unless you are a tax-exempt investor or hold your shares through a tax-deferred account, such as a 401(k) plan or IRA. Distributions of a Fund’s investment company taxable income (which includes dividends, taxable interest, net short-term capital gain and net gain from foreign currency transactions), if any, generally are taxable to a Fund’s shareholders as ordinary income. Distributions from the Funds may not be subject to federal income tax if you are a tax-exempt investor or are investing through a tax-deferred or

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other tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case you may be subject to federal income tax upon withdrawal of money from such tax-deferred arrangements. The Funds may be required to withhold federal income tax at a rate set under Section 3406 of Subchapter M of the Internal Revenue Code of 1986, as amended (backup withholding) from dividend payments, distributions, and redemption proceeds if you fail to furnish the Funds with your correct Social Security or tax identification number. You must certify that the number is correct and that you are not subject to backup withholding. The certification is included as part of the share purchase application form.
For a non-corporate shareholder, distributions of a Fund’s net capital gain (the excess of net long-term capital gain over net short-term capital loss) will generally be taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time that a shareholder has owned Fund shares.
Any distribution declared by a Fund in October, November or December, but paid during January of the following year, is taxable as if received on December 31 of the year such distribution was declared.
If the value of shares is reduced below a shareholder’s cost basis as a result of a distribution by a Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital. Investors considering buying shares just prior to a distribution of a Fund’s investment company taxable income or net capital gain should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to the record date for a distribution may receive a distribution that will be taxable to them.
Certain individuals, trusts, and estates may be subject to a net investment income (“NII”) tax of 3.8% (in addition to regular income tax). The NII tax is imposed on the lesser of (i) a taxpayer’s investment income (which excludes tax-exempt distributions from the Funds), net of deductions properly allocable to such income or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions (except for tax-exempt distributions made by the Funds) are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale, exchange or redemption of Fund shares is includable in the shareholder’s investment income for purposes of this NII tax.
The federal income tax status of all distributions made by each Fund for the preceding year will be reported to shareholders annually. Distributions made by the Funds may also be subject to state and local taxes. Please note that distributions of both investment company taxable income and net capital gain are taxable even if reinvested in additional Fund shares.
Shareholders who sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, exchange or redemption, and the length of time that the shares were held by a shareholder. Gain or loss realized upon a sale, exchange or redemption of Fund shares will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year, and, if held for one year or less, as a short-term capital gain or loss. Any loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. Any loss arising from the sale, exchange or redemption of shares of the Funds held for six months or less will be disallowed to the extent of any tax-exempt distributions received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar

36

transactions is not counted. If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling, exchanging or redeeming shares of the same Fund at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly acquired shares to preserve the loss until a future sale, exchange or redemption.
Each Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012, when such shareholders subsequently sell, exchange or redeem those Fund shares. The Funds will determine cost basis using the average cost method unless you elect in writing (and not over the telephone) any alternate IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.
Additional tax information may be found in the SAI. Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Funds.
Taxable Investments
Each Fund may invest up to 20% of its net assets in U.S. government and corporate bonds and other debt securities that are of the same quality as its investments in municipal bonds. These bonds produce income that is taxable for federal income tax purposes, unlike municipal bonds which generally provide income exempt from federal income tax.
If You Are Subject to the Alternative Minimum Tax
Each Fund may invest up to 20% of its net assets in municipal obligations the interest from which is a tax preference item for purposes of the federal AMT for a non-corporate shareholder. If you are subject to the federal AMT, a portion of a Fund’s distributions to you may not be exempt from federal income tax. If this is the case, the Fund’s net after-tax return to you may be lower.

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For More Information
You can find more information about the Funds in the following documents:
Statement of Additional Information (“SAI”)
The SAI contains details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this Prospectus. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.
Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports will provide information regarding the Funds’ financial reports and portfolio holdings. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the Funds’ last fiscal year.
You can obtain a free copy of these documents, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at 1-866-44BAIRD or by writing to:
Baird Funds, Inc.
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
The Funds’ prospectus, SAI and the annual and semi-annual reports are also available, free of charge, on the Funds’ website at www.bairdfunds.com.
Reports and other information about the Funds are also available on the EDGAR database on the SEC’s Internet website at http://www.sec.gov, or, after paying a duplicating fee, by electronic request to publicinfo@sec.gov.
1940 Act File No. 811-09997

Subject to Completion    August 30, 2019
The information in this Preliminary Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective. This Preliminary Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

BAIRD FUNDS, INC.
Statement of Additional Information
Baird Strategic Municipal Bond Fund
(Investor Class: [ ])
(Institutional Class: [ ])
Baird Municipal Bond Fund
(Investor Class: [ ])
(Institutional Class: [ ])
November [●], 2019
This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus dated [●] of the Baird Strategic Municipal Bond Fund (the “Strategic Municipal Bond Fund”) and the Baird Municipal Bond Fund (the “Municipal Bond Fund”) (each a “Fund” and collectively the “Funds”). Each Fund is a series of Baird Funds, Inc. (the “Company”). This SAI contains additional information about principal strategies and risks already described in the Prospectus, as well as descriptions of non-principal strategies not described in the Prospectus. Copies of the Funds’ Prospectus may be obtained, free of charge, by writing the Funds at 615 East Michigan Street, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling (toll-free) 1-866-44BAIRD, or on the Funds’ website at www.bairdfunds.com. You should read this SAI together with the Prospectus and retain it for further reference.
A copy of the Funds’ Annual Report, when available, may be obtained without charge by calling the Funds (toll-free) at 1-866-44BAIRD.

BAIRD FUNDS, INC.
The Company is an open-end, diversified management investment company. Each Fund is a series of common stock of the Company, a Wisconsin corporation that was incorporated on June 9, 2000. The Company is authorized to issue shares of common stock in series and classes. Each series of the Company is currently divided into two classes, an Investor Class and an Institutional Class. The Company also offers other fixed income funds and equity funds that are described in separate Prospectuses and SAIs.
INVESTMENT STRATEGIES AND RISKS
Note on Percentage Limitations. Whenever an investment objective, policy or strategy of a Fund set forth in the Fund’s Prospectus or this SAI states a maximum (or minimum) percentage of the Fund’s assets that may be invested in any type of security or asset class, the percentage is determined immediately after the Fund’s acquisition of that investment, except with respect to percentage limitations on temporary borrowing and illiquid investments. Accordingly, any later increase or decrease resulting from a change in the market value of a security or in the Fund’s assets (e.g., due to net sales or redemptions of Fund shares) will not cause the Fund to violate a percentage limitation. As a result, due to market fluctuations, cash inflows or outflows or other factors, a Fund may exceed such percentage limitations from time to time.
Ratings. The ratings of Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings (“Fitch”) and other nationally recognized statistical rating organizations represent their opinions as to the quality of debt obligations. Investment grade debt obligations are obligations that are of medium to high quality and are rated in any of the four highest long term rating categories by at least one nationally recognized statistical rating organization (“NRSRO”) (e.g., BBB- or above by S&P, BBB- or above by Fitch or Baa3 or above by Moody’s). It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt obligations with the same maturity, interest rate and rating may have different yields while debt obligations of the same maturity and interest rate with different ratings may have the same yield.
The payment of principal and interest on most debt obligations purchased by a Fund will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations under its debt obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt obligations may be materially adversely affected by litigation or other conditions.
Subsequent to its purchase by a Fund, a rated debt obligation may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Robert W. Baird & Co. Incorporated (the “Advisor”) will consider such an event in determining whether a Fund should continue to hold the debt obligation.
Money Market Instruments. As a non-principal investment strategy, each Fund may invest from time to time in “money market instruments,” a term that includes, among other things, U.S. government obligations, repurchase agreements, cash, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 13 months or less. These investments are used to help meet anticipated redemption requests if other suitable securities are unavailable.

Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although a Fund will invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by a Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 20% of the Fund’s net assets at the time of purchase. Each Fund may also make interest bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its net assets.
Investments by a Fund in commercial paper will consist of issues rated at the time A-1 by S&P, Prime-1 by Moody’s or a similar short term credit rating by another nationally recognized statistical rating organization. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund as previously described.
Each Fund may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. A Fund will invest in variable amount master demand notes only when the Advisor deems the investment to involve minimal credit risk.
Repurchase Agreements. As a non-principal investment strategy, each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”). During the term of the repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the repurchase agreement at not less than 102% of the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. The securities held subject to a repurchase agreement may have stated maturities exceeding one year, provided the repurchase agreement itself matures in less than one year.
The repurchase price under the repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Funds’ custodian or in the Federal Reserve/Treasury book-entry system or other authorized securities depository. Repurchase agreements are considered to be loans under the Investment Company Act of 1940, as amended (the “1940 Act”).
Investment Companies and ETFs. As a non-principal investment strategy, each Fund may invest in securities issued by other investment companies, including mutual funds, exchange-traded funds (“ETFs”), closed-end funds, and other affiliated Baird Funds, to the extent permitted by the 1940 Act and the rules and regulations thereunder and any exemptive relief therefrom. Under the 1940 Act, a fund generally may not acquire (1) more than 3% of the voting stock of any one investment company, (2) securities of an investment company with a value in excess of 5% of the fund’s total assets or (3) securities of all investment companies with a value in excess of 10% of the fund’s total assets. A Fund may purchase shares of unaffiliated money market funds, ETFs and other mutual funds, as well as affiliated Baird Funds, in excess of these limits as permitted by the 1940 Act and the “fund of funds” rules promulgated thereunder, and, if applicable, an SEC exemptive order. A Fund may acquire ETFs and other investment companies in excess of these limitations as a means of investing cash temporarily in instruments consistent with the Fund’s investment objective. These other investment companies will generally consist of money market mutual funds as well as mutual funds and ETFs that primarily invest in fixed income securities or are related to a bond related index. Other unaffiliated investment companies may also invest in a Fund in excess of the 3%/5%/10% limits as permitted by the “fund of fund” rules under the 1940 Act and, if applicable, an SEC exemptive order.  The exemptive order may require the investing fund company to enter into a participation agreement with the Company, on behalf of the acquired Fund, which imposes various conditions designed to prevent undue influence by the investing fund and layering of fees.
As a shareholder of another investment company, a Fund would bear, along with other shareholders, a pro rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. To the extent that a Fund invests in other Baird Funds, the Advisor will waive its advisory fee in an amount equal to the advisory fee paid to the Advisor by the other Baird Fund in respect of Fund assets so invested.
ETFs are investment companies that are bought and sold on a securities exchange. Each share of an ETF represents an undivided ownership interest in the portfolio of securities held by the ETF. ETFs acquire and hold either: (i) shares of all of the companies that are represented by a particular index in the same proportion that is represented in the index itself; or (ii) shares of a sampling of the companies that are represented by a particular index in a proportion meant to track the performance of the entire index. An investment in an ETF generally presents the same primary risks as an investment in a mutual fund, and will have costs and expenses that will be passed on to a Fund, thereby increasing the Fund’s expenses. ETFs are also subject to additional risks including: (i) the market price of an ETF’s shares may trade at a discount to net asset value, causing the ETF to experience greater price volatility; (ii) an active trading market for an ETF’s shares may not develop or be maintained at a sufficient volume; (iii) the exchange on which an ETF’s shares are listed may deem it appropriate to halt the trading of such shares; (iv) ETF shares may be delisted from the exchange on which they trade, or “circuit breakers” (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF shares; (v) there may be legal limitations and other conditions imposed by the SEC on the amount of ETF shares that a Fund may acquire or redeem; and (vi) an ETF may be terminated and need to liquidate its portfolio securities at a time when the prices for those securities are falling.
U.S. Government Obligations. As a non-principal investment strategy, each Fund may invest in a variety of U.S. Treasury obligations including bonds, notes and bills that mainly differ only in their interest rates, maturities and time of issuance. Each Fund may also invest in other debt obligations issued, sponsored or guaranteed by the U.S. government, its agencies and instrumentalities, such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp. In September 2008, at the direction of the Federal Housing Finance Agency (“FHFA”), an independent regulator, FNMA and FHLMC were placed into conservatorship. See “Mortgage-Backed and Asset-Backed Debt Obligations” below.
Bank Obligations. For purposes of the Funds’ investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. A Fund’s investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest of such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks.
Illiquid and Restricted Obligations. As a non-principal investment strategy, each Fund may invest up to 15% of its net assets in securities that are illiquid. “Illiquid security” is defined as a security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. While these holdings may offer more potential for return, they may present a higher degree of liquidity risk, which can result in substantial losses if the Fund is forced to sell the illiquid security quickly. A Fund may have difficulty valuing these holdings and may be unable to sell these holdings at the time or price desired. In the event a Fund’s holdings in illiquid securities should exceed 15% of its net assets, the Fund will not purchase additional illiquid debt obligations and will take other appropriate steps to reduce the percentage of illiquid debt obligations, such as disposing of illiquid assets, and will make notices as required by SEC rules.
Each Fund may also invest in restricted securities. Restricted securities may include Rule 144A securities as well as Section 4(a)(2) commercial paper. Rule 144A securities are restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). Section 4(a)(2) commercial paper is a short term debt instrument issued by a corporation to institutional and other accredited investors in a transaction or series of transactions exempt from registration pursuant to Section 4(a)(2) of the 1933 Act. A Fund may treat a Rule 144A security or Section 4(a)(2) commercial paper as liquid if so classified under the Funds’ liquidity risk management program.
Borrowings and Reverse Repurchase Agreements. As a non-principal investment strategy, each Fund may borrow money to the extent allowed (as described below) to meet shareholder redemptions from banks or through reverse repurchase agreements. Any borrowing by a Fund may not remain outstanding for more than 15 business days and may not be made for leveraging purposes. If the securities held by a Fund should decline in value while borrowings are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value suffered by the Fund’s securities. As a result, a Fund’s net asset value may be subject to greater fluctuation until the borrowing is paid off. The Funds have established a line of credit with U.S. Bank, their custodian bank, by which each Fund may borrow money for temporary or emergency purposes. Each Fund may pledge assets to secure bank borrowings, which are limited to 33⅓% of the Fund’s total assets. An unsecured line of credit is available to the Funds for any period during which U.S. Bank is an affiliate of the Funds.
Reverse repurchase agreements are considered to be borrowings under the 1940 Act. At the time a Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio debt obligations and agrees to repurchase them at an agreed upon date and price), the Fund will segregate or “earmark” on the Fund’s records U.S. government debt obligations or other liquid debt obligations having a value equal to or greater than the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risks that the interest income earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the debt obligations sold by the Fund may decline below the price of the debt obligations it is obligated to repurchase and that the debt obligations may not be returned to the Fund. Reverse repurchase agreements are a form of leverage, which also may increase the volatility of a Fund’s investments.
Defaulted Debt Obligations. As a non-principal investment strategy, each Fund may hold debt obligations that are in partial or full default. Defaulted debt obligations are considered speculative and are subject to greater risk of loss of income and principal than higher rated securities. A Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. The repayment of defaulted debt obligations is subject to significant uncertainties and, in some cases there may be no recovery of repayment. In any reorganization or liquidation proceeding relating to a defaulted debt obligation, a Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Defaulted debt obligations and any securities received in exchange for defaulted debt obligations may be subject to restrictions on resale.
When-Issued Purchases, Delayed Delivery and Forward Commitments. As a principal investment strategy, each Fund may purchase or sell particular debt obligations with payment and delivery taking place at a later date. The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the debt obligations delivery takes place. When a Fund agrees to purchase debt obligations on a when-issued or delayed delivery basis or enter into a forward commitment to purchase debt obligations, cash or liquid securities equal to the amount of the commitment will be segregated or “earmarked” on the Fund’s records. Until the transaction has been settled, these assets are marked to market daily in order to ensure that the value of the assets segregated or earmarked remains equal to or greater than the amount of the Fund’s commitments. It may be expected that the market value of a Fund’s net assets will fluctuate to a greater degree when portfolio debt obligations are set aside to cover such purchase commitments than when cash is set aside. In the case of a forward commitment to sell portfolio debt obligations, a Fund will segregate or earmark the portfolio debt obligations themselves while the commitment is outstanding. When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligations delivery takes place.
Each Fund will make commitments to purchase debt obligations on a when-issued basis or to purchase or sell debt obligations on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the debt obligations. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell debt obligations it has committed to purchase before those debt obligations are delivered to the Fund on the settlement date. In these cases, a Fund may realize capital gains or losses.
When a Fund engages in when-issued, delayed delivery and forward commitment transactions, the Fund relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
The market value of the debt obligations underlying a when-issued purchase or a forward commitment to purchase debt obligations, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the debt obligations. A Fund does not earn interest on the debt obligations the Fund has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell debt obligations it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying debt obligations are not reflected in a Fund’s net asset value as long as the commitment remains in effect.
Mortgage-Backed and Asset-Backed Debt Obligations. As a non-principal investment strategy, each Fund may purchase residential and commercial mortgage-backed as well as other asset-backed debt obligations (collectively called “asset-backed debt obligations”) that are secured or backed by automobile loans, installment sale contracts, credit card receivables or other assets and are issued by entities such as GNMA, FNMA, FHLMC, commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. These debt obligations represent interests in pools of assets in which periodic payments of interest and/or principal on the debt obligations are made, thus, in effect passing through periodic payments made by the individual borrowers on the assets that underlie the debt obligations, net of any fees paid to the issuer or guarantor of the debt obligations.
There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed debt obligations and among the debt obligations that they issue. Mortgage-backed debt obligations guaranteed by GNMA, “Ginnie Mae,” include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Maes also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed debt obligations issued by FNMA, “Fannie Mae,” include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”). Mortgage-backed debt obligations issued by the FHLMC, “Freddie Mac,” include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”).
The average life of a mortgage-backed instrument may be substantially less than the original maturity of the mortgages underlying the debt obligations as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the debt obligation, will be a function of current market rates and current conditions in the relevant housing and commercial markets. In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. As a result, the relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related debt obligations less potential for growth in value than non-callable bonds with comparable maturities. In calculating the average weighted maturity of a Fund, the maturity of mortgage-backed debt obligations will be based on estimates of average life. There can be no assurance that these estimates will be exact.
Each Fund may purchase mortgage-backed debt obligations such as collateralized mortgage obligations (“CMOs”). CMOs provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed debt obligations. CMOs are issued in multiple classes and their relative payment rights may be structured in many ways. In many cases, however, payments of principal are applied to the CMO classes in order of their respective sequential expected maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier expected maturity date are paid in full. The classes may include accrual certificates (also known as “Z-Bonds”), which do not accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying debt obligations. They may also include planned amortization classes (“PACs”) which generally require, within certain limits, that specified amounts of principal be applied to each payment date, and generally exhibit less yield and market volatility than other classes. Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors.
The yield characteristics of asset-backed debt obligations differ from traditional debt obligations. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed debt obligation is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed debt obligation is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity. Moreover, asset-backed debt obligations may involve certain risks that are not presented by mortgage-backed debt obligations arising primarily from the nature of the underlying assets (i.e., credit card and automobile loan receivables as opposed to real estate mortgages).
Asset-backed debt obligations may be subject to greater risk of default during periods of economic downturn than other instruments. Also, while the secondary market for asset-backed debt obligations is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of debt obligations, which could result in a Fund experiencing difficulty in liquidating such debt obligations.
In general, the collateral supporting non-mortgage asset-backed debt obligations is of shorter maturity than mortgage loans. Like other fixed-income debt obligations, when interest rates rise the value of an asset-backed debt obligation generally will decline; however, when interest rates decline, the value of an asset-backed debt obligation with prepayment features may not increase as much as that of other fixed-income debt obligations.
Non-mortgage asset-backed debt obligations do not have the benefit of the same debt obligation in the collateral as mortgage-backed debt obligations. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards. Most issuers of automobile receivables permit the servicers to retain possession of the underlying receivables. If the servicer were to sell these receivables to another party, there is the risk that the purchaser would acquire an interest superior to that of the holders of related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective debt obligation interest in all of the obligations backing such receivables. Therefore, there is a possibility that payments on the receivables together with recoveries on repossessed collateral may not, in some cases, be able to support payments on these debt obligations.
Bond Index. In an effort to make a Fund’s duration and return comparable to those of its respective bond index, the Advisor will monitor the Fund’s portfolio and market changes. The calculation of a Fund’s duration and average portfolio maturity will be based on certain estimates relating to the duration and maturity of the debt obligations held by the Fund. There can be no assurance that these estimates will be accurate or that the duration or average portfolio maturity of a Fund will always remain within the maximum limits disclosed on its Prospectus. The value of a Fund’s portfolio, as is generally the case with each bond index, can be expected to vary inversely from changes in prevailing interest rates.
Options Trading. As a non-principal investment strategy, each Fund may purchase put and call options for hedging purposes. A Fund will not buy an option when the aggregate premiums on outstanding options held by the Fund exceed 5% of its net assets. Such options may relate to particular securities or to various indices and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation.

This is a highly specialized activity that entails greater than ordinary investment risks, including the complete loss of the amount paid as premiums to the writer of the option. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer’s risk is limited to the amount of the original investment for the purchase of the option.
However, options may be more volatile than the underlying securities or indices, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.
Each Fund will engage in unlisted over-the-counter options only with broker-dealers deemed creditworthy by the Advisor. Closing transactions in certain options are usually effected directly with the same broker-dealer that effected the original option transaction. A Fund bears the risk that the broker-dealer will fail to meet its obligations. There is no assurance that a liquid secondary trading market exists for closing out an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to perform in connection with the purchase or sale of options.
A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index. Put and call options purchased by a Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.
Investing in options is a highly specialized activity that entails greater than ordinary investment risks, including the complete loss of the amount paid as premiums to the writer of the option. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer’s risk is limited to the amount of the original investment for the purchase of the option. Other risks include (i) an imperfect correlation between the change in market value of the securities a Fund holds and the prices of options relating to the securities purchased or sold by the Fund; and (ii) the possible lack of a liquid secondary market for an option. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and a transaction may be unsuccessful to some degree because of market behavior or unexpected events.
Futures Contracts and Related Options. As a principal investment strategy, the Strategic Municipal Bond Fund may invest in U.S. Treasury futures contracts. As a non-principal investment strategy, each Fund may purchase or sell futures contracts, or options thereon, including interest rate futures contracts, to manage the portfolio’s duration or interest rate risk, to manage changes resulting from market conditions in the value of the securities held by the Fund or of securities which the Fund intends to purchase to maintain liquidity, to have fuller exposure to price movements in the respective bond index or to reduce transaction costs. For example, a Fund may enter into transactions involving a bond or stock index futures contract, which is a bilateral agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the securities included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying bonds or stocks in the index is made.
A bond or stock index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities included. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission (the “CFTC”). Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.
Each Fund may sell index futures contracts. A Fund may do so either to hedge the value of their portfolios as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Funds may purchase index futures contracts. In a substantial majority of these transactions, the Funds will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.
In addition, each Fund may utilize index futures contracts in anticipation of changes in the composition of their portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings, it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.
Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio holdings to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively hedge.
Successful use of futures by the Funds is also subject to the Advisor’s ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because the Fund will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices that reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.
Unlike when the Funds purchase or sell a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, in accordance with the terms of the exchange on which such futures contract is traded, a Fund may be required to deposit with the broker or in a segregated account with the Fund’s custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying security or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market.
The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.
Risks associated with the use of futures contracts and options on futures include (a) imperfect correlation between the change in market values of the securities held by a Fund and the prices of related futures contracts and options on futures purchased or sold by the Fund; and (b) the possible lack of a liquid secondary market for futures contracts (or related options) and the resulting inability of the Fund to close open futures positions, which could have an adverse impact on the Fund’s ability to hedge.
Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
Utilization of futures transactions by a Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.
The purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The regulation of futures and options in the U.S. is a rapidly changing area of law and is subject to change by governmental or regulatory action.
To comply with federal securities rules, a Fund must segregate or earmark liquid assets on the Fund’s records or take other appropriate measures to “cover” its open positions in futures contracts. Depending on their terms, futures contracts settle through either physical delivery of the underlying commodity (“physically settle”) or payment of an equivalent cash amount (“cash settle”). Cash settled futures contracts require that a registered investment company set aside liquid assets in an amount equal to its daily marked-to-market net obligations under the contract (i.e., its daily net liability, minus any posted margin and variation margin). Physically settled futures contracts require that a registered investment company segregate or earmark a greater amount of liquid assets, equal to the full notional value of the contract (minus any applicable margin and variation margin posted with the futures commission merchant). The Funds expect that any investments in futures contracts will primarily be in cash settled futures. If a Fund were to invest primarily in physically settled futures, it would need to segregate or earmark a greater amount of its liquid assets to cover its open positions than it would if it invested in cash settled futures.
A Fund’s commodities transactions may be made for bona fide hedging purposes as defined by the CFTC. In addition, the Fund may invest in commodity interests for other than bona fide hedging purposes if it meets either the 5% trading de minimis test (the “5% Test”) or a test based on the net notional value of the Fund’s commodities transactions (the “Notional Test”). Under the 5% Test, the aggregate initial margin and premiums required to establish positions in commodity futures, commodity options or swaps may not exceed 5% of the Fund’s net asset value. Under the Notional Test, the aggregate net notional value of commodity futures, commodity options or swaps not used solely for bona fide hedging purposes may not exceed 100% of the Fund’s net asset value. The Advisor on behalf of each Fund has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 under the Commodity Exchange Act (the “CEA”) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.
Each Fund intends to limit its transactions in futures contracts and related options so that it complies with the 5% test.
Zero-Coupon Bonds. As a principal investment strategy, each Fund may invest in zero-coupon debt obligations. Zero-coupon obligations have greater price volatility than coupon obligations of the same maturity and will not result in the payment of interest until maturity, provided that a Fund will purchase such zero-coupon obligations only if the likely relative greater price volatility of such zero-coupon obligations is not inconsistent with the Fund’s investment objective. Although zero-coupon securities pay no cash income to holders prior to maturity, accrued interest on these securities must be reported as income to a Fund and distributed to its shareholders on an annual basis. Accordingly, a Fund may be required to dispose of its portfolio investments under disadvantageous circumstances in order to satisfy the distribution requirements applicable to regulated investment companies under the federal tax law. Additional income producing securities may not be able to be purchased with cash used to make such distributions and its current income ultimately may be reduced as a result.
Cash or Similar Investments; Temporary Strategies. As a non-principal investment strategy, under normal market conditions, each Fund may invest up to 20% of its net assets in cash or similar short-term, investment grade securities such as U.S. government securities, repurchase agreements, commercial paper or certificates of deposit. In limited circumstances, to retain the flexibility to respond promptly to changes in market, economic or political conditions or in the case of unusually large cash inflows or redemptions, the Advisor may invest up to 100% of the total assets of each of the Funds in cash or similar investments (such as U.S. government securities, repurchase agreements, commercial paper or certificates of deposit).
From time to time, on a temporary defensive basis due to market conditions, a Fund may hold without any limitation uninvested cash reserves and invest without any limitations in high quality, short term taxable money market obligations in such proportions as in the opinion of the Advisor, prevailing market or economic conditions warrant. Uninvested cash reserves will not earn income. Short-term taxable obligations acquired by a Fund will not exceed under normal conditions 20% of the Fund’s net assets at the time of purchase.
When a Fund takes a temporary position, the Fund may not achieve its investment objective.
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Funds or their service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a Fund invests, counterparties with which a Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds’ service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. As a result, the Funds and their shareholders could be negatively impacted.
Put Bonds. As a non-principal investment strategy, each Fund may invest in long-term variable and floating rate bonds that may be redeemed or sold back (“put”) to the issuer of the security or a third party prior to their stated maturity (“put bonds”). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. The option to “put” the bond back to the issuer before the stated final maturity can cushion the price decline of the bond in a rising interest rate environment. However, the premium paid, if any, for an option to put will have the effect of reducing the yield otherwise payable on the underlying security.
Municipal Obligations and Related Investments. As a principal investment strategy, each Fund may invest in municipal obligations and related investments, as described below. A Fund’s cash balances may be invested in short-term municipal notes and tax-exempt commercial paper or variable rate demand obligations, as well as municipal bonds with remaining maturities of thirteen months or less and securities issued by other investment companies which invest in high quality, short-term municipal debt obligations. The value of each Fund’s portfolio can be expected to vary inversely to changes in prevailing interest rates.
Municipal obligations which may be acquired by each Fund include debt obligations issued by states, possessions and territories of the U.S., including political subdivisions (such as counties, cities, towns and school and other districts), agencies and authorities thereof. Municipal obligations are issued by such governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities, not-for-profit organizations, businesses and developers. Types of municipal obligations in which a Fund may invest include, but are not limited to, the following:
General Obligation Bonds. General obligation bonds are supported by the issuer’s full faith and credit and taxing authority. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, in some cases the issuer’s authority to levy additional taxes may be limited by its charter or state law.
Revenue Bonds. Revenue bonds are payable solely from specific income or revenues received by the issuer, often from its operation of a governmental enterprise or authority such as an electric or water utility, sewer system, parks, hospitals or other health authority, bus, train, subway, highway, airport or other transportation system, or housing authority. Some revenue bonds may be issued for other public purposes, such as financing the development of an industrial park or commercial district or construction of a new stadium, parking structure or stadium. The revenues may consist of specific taxes, assessments, tolls, fees, or other types of municipal revenues. Although issued by municipal authorities, revenue bonds are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by users of the services or owners and operators of the facility financed with the proceeds of the bonds. Bonds or other obligations of housing financing authorities may have various forms of security, such as reserve funds, insured or subsidized mortgages and net revenues from projects, but they are not backed by a pledge of the issuer’s credit. The credit quality of revenue bonds is usually related to the credit standing of the enterprise being financed but can, if applicable, be tied to the credit worthiness of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.
Private Activity Bonds. Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy or to enable a college or university, not-for-profit organization or hospital to construct new or expanded facilities. The municipality would lend the proceeds to the company or other entity, and the company or other entity would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the borrower’s loan payments, and not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds. The interest on many types of private activity bonds is subject to the federal alternative minimum tax (“AMT”) for a non-corporate shareholder. The Funds may invest in bonds subject to the federal AMT. Each Fund is limited by its fundamental investment limitation in the amount it can invest in securities that may be subject to federal AMT (see “Investment Objectives and Limitations”).
Anticipation Notes. Anticipation notes are securities issued in anticipation of the receipt of taxes, grants, bond proceeds, or other municipal revenues. These may be in the form of bond anticipation notes, tax anticipation notes, tax and revenue anticipation notes, and revenue anticipation notes. For example, many municipalities collect property taxes once a year. Such municipalities may issue tax anticipation notes to fund their operations prior to collecting these taxes. The issuers then repay the tax anticipation notes at the end of their fiscal year, either with collected taxes or proceeds from newly issued notes or bonds. Bond anticipation notes are notes that are intended to be refinanced through a subsequent offering of longer term bonds.
Tax Increment Financing Bonds. Tax increment financing bonds are payable from increases in taxes or other revenues attributable to higher valuations on the businesses benefitting from improvements made to a particular area or district financed by the bonds. For example, a municipality may issue these bonds to redevelop a commercial area. The tax increment financing bonds would be payable solely from any increase in sales taxes collected from merchants in the area or in property taxes collected from property owners. The bonds could default if merchants’ sales or owners’ property valuations, and related tax collections, failed to increase as anticipated.
Municipal obligations also include municipal commercial paper and other short-term notes, variable rate demand obligations, industrial revenue bonds, pre-refunded or advance refunding bonds, municipal lease obligations, construction loan notes insured by the Federal Housing Administration and financed by FNMA or GNMA, and participation, trust and partnership interests in any of the foregoing.
Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the basis for such opinions. There can be no assurance that the Internal Revenue Service (“IRS”) will agree with a bond counsel’s opinion concluding that interest on a particular obligation is exempt from federal income tax.
Certain of the municipal obligations held by a Fund may be insured at the time of issuance as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors, including credit downgrades, supply and demand. Each Fund may, from time to time, invest more than 25% of its assets in municipal obligations covered by insurance policies.
The payment of principal and interest on most debt obligations purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Municipal obligations may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments.) An issuer’s obligations under its municipal obligations are also subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its municipal obligations may be materially adversely affected by litigation or other conditions.
Certain types of municipal obligations (private activity bonds) have been or are issued to obtain funds to provide privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued on behalf of privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.
Municipal obligations purchased by a Fund may be backed by letters of credit issued by foreign and domestic banks and other financial institutions. Such letters of credit are not necessarily subject to federal deposit insurance and adverse developments in the banking industry could have a negative effect on the credit quality of the Fund’s portfolio debt obligations and its ability to maintain a stable net asset value and share price. Letters of credit issued by foreign banks, like other obligations of foreign banks, may involve certain risks in addition to those of domestic obligations.

Each Fund may purchase put options on municipal obligations. A put gives a Fund the right to sell a municipal obligation at a specified price at any time before a specified date. A put will be sold, transferred or assigned only with the related municipal obligation. A Fund will acquire puts only to enhance liquidity, shorten the maturity of the related municipal debt obligation or permit the Fund to invest its assets at more favorable rates. The aggregate price of a debt obligation subject to a put may be higher than the price which otherwise would be paid for the debt obligation without such an option, thereby increasing the debt obligation’s cost and reducing its yield.
From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under the Internal Revenue Code of 1986, as amended (the “Code”), interest on certain private activity bonds must be included in a non-corporate investor’s alternative minimum taxable income. The Company cannot, of course, predict what legislation, if any, may be proposed in the future as regards the income tax status of interest on municipal obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations for investment by a Fund and the liquidity and value of their portfolios. In such an event, the Company would reevaluate the Fund’s investment objective and policies and consider possible changes in their structure or possible dissolution.
Municipal Lease Obligations. Each Fund may acquire municipal lease obligations that are issued by a state or local government authority to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality’s credit, and their interest may become taxable if the lease is assigned. If the funds are not appropriated for the following year’s lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to a Fund. Certificates of participation in municipal lease obligations or installment sale contracts entitle the holder to a proportionate interest in the lease-purchase payments made. The Advisor determines and monitors the liquidity of municipal lease obligations (including certificates of participation) under the Funds’ liquidity risk management program. The Advisor will evaluate the credit quality of such obligations and consider the nature of and the Funds’ trading experience in the municipal lease market. Municipal lease obligations that are not readily marketable and transferable will be treated as illiquid. In making a determination that a municipal lease obligation is liquid, the Advisor may consider, among other things, whether the lease can be canceled, the likelihood that the assets represented by the lease can be sold, the strength of the lessee’s general credit, the likelihood that the municipality will discontinue appropriating funds for the leased property because the property is no longer deemed essential to the operations of the municipality and availability of legal recourse in the event of failure to appropriate.
Stand-By Commitments. A Fund may acquire “stand-by commitments” with respect to municipal obligations held in its portfolio. Under a “stand-by commitment” a dealer agrees to buy from a Fund, at the Fund’s option, specified municipal obligations at a specified price. A “stand-by commitment” acquired by a Fund may also be referred to in this SAI as a “put” option.
The amount payable to a Fund upon its exercise of a “stand-by commitment” is normally (i) the Fund’s acquisition cost of the municipal obligations (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the debt obligations; plus (ii) all interest accrued on the debt obligations since the last interest payment date during that period. A stand-by commitment may be sold, transferred or assigned by the Funds only with the instrument involved.
The Funds expect that “stand-by commitments” will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a “stand-by commitment”

either separately in cash or by paying a higher price for the portfolio debt obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same debt obligations). The total amount paid in either manner for outstanding “stand-by commitments” held by a Fund will not exceed 1/2 of 1% of the value of its total assets calculated immediately after each “stand-by commitment” is acquired.
Each Fund intends to enter into “stand-by commitments” only with dealers, banks and broker-dealers which, in the Advisor’s opinion, present minimal credit risks. A Fund’s reliance upon the credit of these dealers, banks and broker-dealers is secured by the value of the underlying municipal obligations that are subject to a commitment.
A Fund would acquire “stand-by commitments” solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a “stand-by commitment” would not affect the valuation or assumed maturity of the underlying municipal debt obligations, which would continue to be valued in accordance with the ordinary method of valuation employed by the Funds. “Stand-by commitments” acquired by the Funds would be valued at zero in determining net asset value. Where a Fund paid any consideration directly or indirectly for a “stand-by commitment” its cost would be reflected as unrealized depreciation for the period during which the commitment was held by a Fund.
Variable and Floating Rate Instruments. Municipal obligations purchased by each Fund may include variable and floating rate instruments issued by industrial development authorities and other governmental entities.
With respect to the variable and floating rate instruments that may be acquired by a Fund, the Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time a Fund can recover payment of principal as specified in the instrument. Variable U.S. government obligations held by a Fund, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.
Non-Investment Grade Debt Obligations (High Yield or Junk Bonds). The Strategic Municipal Bond Fund may invest up to 30% of its net assets at the time of purchase in non-investment grade municipal obligations, and the Municipal Bond Fund may invest up to 20% of its net assets at the time of purchase in non-investment grade municipal obligations. While generally offering higher yields than investment grade debt with similar maturities, non-investment grade debt obligations involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these debt obligations are discussed below.
Effect of Interest Rates and Economic Changes. All interest-bearing debt obligations typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of non-investment grade debt obligations tend to reflect individual corporate developments to a greater extent than do higher-rated debt obligations, which react primarily to fluctuations in the general level of interest rates. Non-investment grade debt obligations also tend to be more sensitive to economic conditions than are higher-rated obligations. As a result, they generally involve more credit risks than debt obligations in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of non-investment grade debt obligations may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these debt obligations is significantly greater than issuers of higher-rated debt obligations because such debt obligations are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a non-investment grade debt obligation defaulted, a Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these debt obligations and thus in the Funds’ NAV.
Payment Expectations. Non-investment grade debt obligations typically contain redemption, call or prepayment provisions which permit the issuer of such obligations containing such provisions to redeem the obligations at its discretion. During periods of falling interest rates, issuers of these obligations are likely to redeem or prepay the obligations and refinance them with debt obligations with a lower interest rate. To the extent an issuer is able to refinance the obligations, or otherwise redeem them, a Fund may have to replace the debt obligations with a lower yielding debt obligation, which could result in a lower return for the Fund.
Credit Ratings. Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated debt obligations. They do not, however, evaluate the market value risk of non-investment grade debt obligations and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the debt obligation. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in non-investment grade debt obligations will be more dependent on the Advisor’s credit analysis than would be the case with investments in investment grade debt obligations. The Advisor employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. The Advisor continually monitors each Fund’s investments and carefully evaluates whether to dispose of or to retain non-investment grade debt obligations whose credit ratings or credit quality may have changed.
Liquidity and Valuation. The Funds may have difficulty disposing of certain non-investment grade debt obligations because there may be a thin trading market for such debt obligations. Because not all dealers maintain markets in all non-investment grade debt obligations there is no established retail secondary market for many of these debt obligations. The Funds anticipate that such debt obligations could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated debt obligations. The lack of a liquid secondary market may have an adverse impact on the market price of the debt obligation. The lack of a liquid secondary market for certain debt obligations may also make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing the Funds. Market quotations are generally available on many non-investment grade debt obligations issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of non-investment grade debt obligations, especially in a thinly traded market.
Portfolio Turnover
The portfolio turnover rate for a Fund is calculated by dividing the lesser of amounts of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions, and the Funds may engage in short term trading to achieve their respective investment objectives.

Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with attaining the investment objective of a Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover (over 100%) may involve correspondingly greater transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent net short-term capital gains are realized, distributions attributable to such gains will be taxed at ordinary income rates for federal income tax purposes.
INVESTMENT OBJECTIVES AND LIMITATIONS
Investment Objectives
The investment objective of a Fund cannot be changed without shareholder approval, which requires the approval of a “majority of the Fund’s outstanding voting securities,” as defined below.
Fundamental Investment Limitations
The Funds are subject to the fundamental investment limitations enumerated in this subsection, which may be changed only by a vote of the holders of a majority of the Fund’s outstanding voting securities. A “majority of the outstanding voting securities” of a Fund means the lesser of (1) 67% of the shares of common stock of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund.
Each Fund:
1.    May not, with respect to 75% of its total assets, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.
2.    May (i) borrow from banks for temporary or emergency purposes (but not for leveraging or the purchase of investments), and (ii) make other investments or engage in other transactions permissible under the 1940 Act, which may involve a borrowing, including borrowing through reverse repurchase agreements, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings). If the amount borrowed at any time exceeds 33 1/3% of the Fund’s total assets, the Fund will, within three days thereafter (not including Sundays, holidays and any longer permissible period), reduce the amount of the borrowings such that the borrowings do not exceed 33 1/3% of the Fund’s total assets. The Fund may also borrow money from other persons to the extent permitted by applicable laws.
3.    May not issue senior securities, except as permitted under the 1940 Act.
4.    May not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act, in connection with the purchase and sale of portfolio securities.
5.    May not purchase or sell physical commodities unless acquired as a result of ownership of other securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).
6.    May not make loans if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.
7.    May not purchase the securities of any issuer if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry; provided, however, that there is no limitation with respect to instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments.
8.    May not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).
9.    May not invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, except during defensive periods or during unusual market conditions. For purposes of this fundamental policy, municipal obligations that are subject to federal alternative minimum tax are considered taxable.
With respect to Fundamental Investment Limitation No. 2, “any longer permissible period” means any longer period authorized by the SEC in accordance with Section 18(f)(1) of the 1940 Act and “applicable laws” means the 1940 Act, any rule, regulation or exemptive order thereunder or SEC staff interpretation thereof. Under SEC staff interpretations, reverse repurchase agreements, firm commitment agreements and standby commitment agreements will not constitute impermissible borrowings under the 1940 Act if the Funds segregate or earmark assets on the Funds’ records or otherwise covers their obligations to limit the Funds’ risk of loss. The Funds do not currently intend to invest in such investments.
Under the 1940 Act, in addition to borrowing from banks, the Funds may borrow from other persons an additional amount not exceeding 5% of its total assets for temporary purposes. The Funds do not intend to borrow from parties other than banks.
With respect to Fundamental Investment Limitation No. 3, the 1940 Act permits the Funds to enter into options, futures contracts, forward contracts, repurchase agreements and reverse repurchase agreements provided that these types of transactions are covered in accordance with SEC positions. Under SEC staff interpretations of the 1940 Act, such derivative transactions will not be deemed “senior securities” if the Funds segregate or earmark assets on the Funds’ records or otherwise covers their obligations to limit the Funds’ risk of loss, such as through offsetting positions.
With respect to Fundamental Investment Limitation No. 7, the Advisor determines industry classifications for the Funds in accordance with the Global Industry Classification Standards, an industry classification system developed by Standard & Poor’s Corporation in collaboration with Morgan Stanley Capital International, or other classification sources maintained and developed by third parties. In the absence of such classification, or if the Advisor determines in good faith based on its own analysis that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Advisor may classify an issuer accordingly. Thus, the composition of an industry may change from time to time. Each Fund may be concentrated in a sector but will not be concentrated in any industry.

For purposes of Fundamental Investment Limitation No. 7, investment companies are not considered to be part of any industry and, to the extent a Fund invests its assets in underlying investment companies, 25% or more of the Fund’s total assets may be indirectly exposed to a particular industry or group of industries through its investment in one or more underlying investment companies. There is no limitation with respect to instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions even though the proceeds from the sale of those instruments by such governmental authorities may be used to fund projects in particular industries.
With respect to Fundamental Investment Limitation No. 8, real estate shall include real estate mortgages.
Although the foregoing investment limitations would permit the Funds to engage in securities lending, the Funds do not currently intend to lend portfolio securities. Prior to engaging in any such transactions, the Funds will provide their shareholders with notice and add any additional disclosure to the Prospectus and this SAI as may be required.
Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in a Fund’s assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund’s assets will not constitute a violation of that restriction. This does not, however, apply to the borrowing policy set forth above.
Non-Fundamental Investment Limitations
The following are the Funds’ non-fundamental operating policies, which may be changed by the Company’s Board of Directors (the “Board”) without shareholder approval.
Each Fund may not:
1.    Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.
2.    Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.
3.    Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.
4.    Make any loans, other than loans of portfolio securities, except through (i) purchases of debt securities or other debt instruments, or (ii) repurchase agreements.
5.    Borrow money except from banks or through reverse repurchase agreements or mortgage dollar rolls.
Each Fund’s non-fundamental investment policies listed above may be changed with the approval of the Board. Unless noted otherwise, if a percentage restriction set forth in a Fund’s Prospectus or this SAI is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in a Fund’s assets (i.e., due to cash inflows or redemptions) or in market value of the investment or a Fund’s assets will not constitute a violation of that restriction. This does not, however, apply to the borrowing policy set forth above.
For purposes of each Fund’s policy to invest a minimum percentage of its assets in investments suggested by the Fund’s name, “assets” is defined as net assets plus borrowings for investment purposes.
NET ASSET VALUE
Shares of the Funds are sold on a continual basis at the NAV next computed following receipt of an order in proper form by a dealer, the Funds’ distributor, Robert W. Baird & Co. Incorporated (the “Distributor”), or U.S. Bancorp Fund Services, LLC (the “Transfer Agent”). Shares of the Funds may be purchased or redeemed only on days the New York Stock Exchange (“NYSE”) is open.
The NAV per share for each class of shares of a Fund is determined as of the close of regular trading on the NYSE (currently, 3:00 p.m., Central time), Monday through Friday, except on days the NYSE is not open. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The NAV per share of a Fund is calculated separately for the Investor Class shares and Institutional Class shares by adding the value of all portfolio securities and other assets per class (including interest or dividends accrued, but not yet collected), subtracting the liabilities, and dividing the result by the number of outstanding shares of that class. The result, rounded to the nearest cent, is the NAV per share. When determining NAV, expenses are accrued and applied daily.
The Board has adopted Pricing and Valuation Committee Procedures (“Pricing Procedures”), which specify how a Fund’s investments are to be valued when calculating the Fund’s NAV.  The Board has delegated responsibility for daily pricing of the Funds’ investments to the Advisor. The Funds’ accounting agent calculates the daily NAV for each Fund.
Each Fund’s portfolio investments are generally valued using pricing information provided by a primary independent pricing service. If pricing information is not available from the primary pricing service, pricing information from an approved secondary independent pricing service or another source set forth in the Pricing Procedures may be used. Should pricing information not be available from a primary or secondary pricing service or another permitted source, the investment will be priced at its “fair value” as determined by the Valuation Committee of the Advisor, subject to the ultimate supervision of the Board.
Debt obligations are generally valued using evaluated bid prices provided by the primary pricing service. To calculate an evaluated price, a pricing service uses various market inputs such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, comparable securities, bids, offers and reference data, as well as market indicators, and issuer, industry and economic events.  If the primary pricing service does not price a particular debt obligation, the Fund may use an evaluated price provided by a secondary pricing service. If a secondary pricing service does not price a particular debt obligation, the Advisor may obtain and use a valuation from a dealer who was the underwriter for the issuance or who makes a market in that debt obligation or similar debt obligations. If the Advisor cannot obtain a price provided by such a dealer, the debt obligation will generally be priced at fair value by the Valuation Committee. Debt obligations purchased with a remaining maturity of 60 days or less are valued at market prices as described above, unless an evaluated price is not available from a pricing service, in which case such debt obligation is valued at acquisition cost, plus or minus any amortized discount or premium (“amortized cost”), or, if the Advisor does not believe amortized cost is reflective of the fair value of the debt obligation, the debt obligation is priced at fair value by the Valuation Committee. In prescribed circumstances, such as for new issues of debt obligations or when a pricing service ceases pricing a debt obligation, the Advisor may use other methods to value Fund investments, such as obtaining a valuation from an underwriter or dealer.
Shares of mutual funds that are quoted on Nasdaq are generally valued at their last calculated NAV. If a mutual fund is not quoted on Nasdaq, the mutual fund’s value will be determined by obtaining the NAV last calculated by the mutual fund, unless the Advisor does not believe such NAV is a fair value, in which case the mutual fund will be priced at fair value by the Valuation Committee.
Equity securities, including ETFs and closed-end funds, that are listed on a U.S. securities exchange are generally valued at the last sale price or official closing price at the close of that exchange. If, on a particular day, an exchange-listed security does not trade, then the security will be valued at the average of the most recent bid and asked prices. Over-the-counter equity securities for which reliable quotations are available are valued at the average of the most recent bid and asked prices.
Other securities or assets held by a Fund are generally valued using prices quoted by the exchange on which they are traded or using other applicable market quotations, unless such information is not available, in which event they will be priced at fair value by the Valuation Committee.
If pricing information is not readily available from a pricing service or another permitted source, or if the Advisor deems the pricing information to not represent “fair value” of the investment, the investment will be priced at its “fair value” as determined by the Valuation Committee, subject to the ultimate supervision of the Board. In determining fair value of a Fund’s investment, the Valuation Committee applies valuation methods approved by the Board and takes into account relevant factors and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. In addition, during periods of market volatility or illiquidity, the prices determined for any individual investment on any given day may vary significantly from the amount that can be obtained in an actual sale of that investment, and the Funds’ NAVs may fluctuate significantly from day to day or from period to period.
The calculation of the NAV of a Fund may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE (normally, 3:00 p.m. Central time), and at other times, may not be reflected in the calculation of NAV of the Funds.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
Fees for Certain Shareholder Services. Broker-dealers and other financial intermediaries may be paid by the Advisor or the Distributor for advertising, distribution, administrative, sub-transfer agency or other shareholder services. These payments may be in addition to any amounts paid by the Funds under the distribution and shareholder servicing plan adopted by the Board (see “Distribution Plan,” below) or any amounts paid by the Funds for sub-transfer agency or other administrative services. Depending on the terms of the particular account, broker-dealers and other financial intermediaries also may charge their customers fees for automatic investment, redemption and other services provided. Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. The intermediaries are responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.

Suspension of Redemption Right. Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Funds may also suspend or postpone the recording of the transfer of their shares upon the occurrence of any of the foregoing conditions.
Redemption in Kind. The Company has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that, with respect to redemptions which the Company has the right to satisfy in assets other than cash, each Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the NAV of the class of shares of the Fund being redeemed, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in assets other than cash. If so requested by a redeeming shareholder and subject to the Fund’s approval, redemptions in-kind may be made entirely in securities. For federal income tax purposes, redemptions in kind are taxed in the same manner as redemptions made in cash.
Exchange Privilege. By use of the exchange privilege, shareholders authorize the Transfer Agent to act on exchange instructions received in writing or by telephone from any person representing himself to be the shareholder, or, in some cases, the shareholder’s registered representative or account representative of record, and believed by the Transfer Agent to be genuine. The Transfer Agent’s records of such instructions are binding. The exchange privilege may be modified or terminated at any time upon notice to shareholders.
Shares in the Baird Fund from which the shareholder is withdrawing an investment will be redeemed at the NAV per share next determined on the date of receipt and such redemption will result in a taxable capital gain or loss for federal income tax purposes unless the shares are held by a tax-exempt investor or are held in a tax-deferred or other tax-advantaged arrangement such as a 401(k) plan or IRA. Shares of the new Fund into which the shareholder is investing will be purchased at the NAV per share next determined after acceptance of the request by the Fund’s Transfer Agent in accordance with the policies for accepting investments. Exchanges of shares will be available only in states where they may legally be made.
Automatic Investment Plan. The Funds offer an Automatic Investment Plan whereby a shareholder may automatically make purchases of shares of a Fund on a regular, monthly basis ($100 minimum per transaction). Under the Automatic Investment Plan, a shareholder’s designated bank or other financial institution debits a preauthorized amount from the shareholder’s account each month and applies the amount to the purchase of Fund shares. The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House. No service fee is currently charged by a Fund for participation in the Automatic Investment Plan.
The Automatic Investment Plan permits an investor to use “Dollar Cost Averaging” in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in Fund shares at predetermined intervals. This may help investors reduce their average cost per share because the agreed upon fixed investment amount allows more Fund shares to be purchased during periods of lower Fund share prices and fewer Fund shares to be purchased during periods of higher Fund share prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that Fund shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his Fund shares at a price that is lower than their purchase price.

Systematic Withdrawal Plan. The Funds offer shareholders a Systematic Withdrawal Plan, which allows a shareholder who owns shares of a Fund worth at least $5,000 at current NAV at the time the shareholder initiates the Systematic Withdrawal Plan to designate that a fixed sum ($50 minimum per transaction) be distributed to the shareholder or as otherwise directed at regular intervals.
In-Kind Payments. Payment for shares of a Fund may, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund as described in its Prospectus. For further information about this form of payment, contact the Funds (toll-free) at 1-866-44BAIRD. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receives satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning certain tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000. You may realize a taxable gain or loss on the contributed securities at the time of the in-kind securities payment.
Individual Retirement Accounts. The Company has a plan (the “Traditional IRA”) available for use by individuals with earned income who wish to use shares of a Fund as a funding medium for individual retirement saving. However, except for rollover contributions, an individual who has attained, or will attain, age 70 ½ before the end of the taxable year may only contribute to a Traditional IRA for his or her non-working spouse under age 70 ½.
The Company also has available a Roth Individual Retirement Account (the “Roth IRA”) for retirement saving for use by individuals with earned income. For 2018, a single individual with adjusted gross income of up to $135,000 may contribute to a Roth IRA (for married couples filing jointly, the adjusted gross income limit is $199,000), and contributions may be made even after the Roth IRA owner has attained age 70 ½, as long as the account owner has earned income.
The Company permits certain employers (including self-employed individuals) to make contributions to employees’ Traditional IRAs if the employer establishes a Simplified Employee Pension (“SEP”) plan.
Savings Incentive Match Plan for Employees of Small Employers (Investor Class Only). The Company also has available a simplified tax-favored retirement plan for employees of small employers (a “SIMPLE IRA Plan”). If an employer establishes a SIMPLE IRA Plan, contributions under the SIMPLE IRA Plan are made to eligible employees’ SIMPLE Individual Retirement Accounts (“SIMPLE IRAs”). Each eligible employee may choose to defer a percentage of his or her pre-tax compensation to the employee’s SIMPLE IRA. The employer must generally make an annual matching contribution to the SIMPLE IRA of each eligible employee equal to the employee’s salary reduction contributions, up to a limit of 3% of the employee’s compensation. Alternatively, the employer may make an annual non-discretionary contribution to the SIMPLE IRA of each eligible employee equal to 2% of each employee’s compensation.
In the SIMPLE IRA Plan and in Traditional and Roth IRAs, distributions of net investment income and net capital gains will be automatically reinvested.
The foregoing brief descriptions are not complete or definitive explanations of the SIMPLE IRA Plan, the Traditional IRA, or the Roth IRA available for investment in the Funds. Any person who wishes to establish a retirement plan account may do so by contacting the Funds (toll-free) at 1-866-44BAIRD. The complete plan documents and applications will be provided to existing or prospective shareholders upon request, without obligation. The Company recommends that investors consult their attorneys or tax advisors to determine if the retirement programs described herein are appropriate for their needs.

DESCRIPTION OF SHARES
The Company’s Articles of Incorporation authorize the Board to issue an indefinite number of shares of common stock, $.01 par value per share, which is classified into a total of seventeen series (two of which are listed below) (each, a “series” or “Fund”). Each series is divided into two classes designated as Investor Class shares and Institutional Class shares (each, a “Class”) and consists of the number of shares set forth next to its Fund name in the table below:

Class of Common Stock	Fund in which Stock Represents Interest	Number of Authorized Shares

Investor Class	Strategic Municipal Bond Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Municipal Bond Fund	Indefinite
Institutional Class		Indefinite
The remaining series of common stock representing currently outstanding interests in fifteen other investment portfolios are described in separate SAIs. One of these investment portfolios, the Baird Long-Term Credit Bond Fund, is not currently being offered for sale. The Board may classify or reclassify any particular class of shares into one or more additional series or classes. Each share of common stock of each class is entitled to one vote, and each share is entitled to participate equally in distributions of net investment income and net capital gains by the respective class of shares and in the residual assets of the respective class in the event of liquidation. However, each class of shares bears its own expenses, and the Investor Class has exclusive voting rights on matters pertaining to the distribution and shareholder servicing plan (see “Distribution Plan,” below).
ADDITIONAL INFORMATION CONCERNING TAXES
Changes in income tax laws, potentially with retroactive effect, could impact a Fund’s investments or the tax consequences to you of investing in a Fund. Some of the changes could affect the timing, amount and tax treatment of Fund distributions made to shareholders. Please consult your tax adviser before investing.
Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code and to distribute its income to shareholders each year so that the Fund itself generally will be relieved of federal income and excise taxes. However, if a Fund were to fail to qualify as a regulated investment company and were unable to obtain relief from such failure: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received dividends from a regular corporation, although corporate shareholders could be eligible for the dividends-received deduction and non-corporate shareholders could be eligible for qualified dividend income treatment if available. This double taxation would increase the cost of investing in a Fund for shareholders and would make it more economical for shareholders to invest directly in debt obligations held by the Fund instead of investing indirectly in such debt obligations through the Fund.
The Funds intend to invest all, or substantially all, of their assets in qualifying municipal debt obligations, the interest on which is generally exempt from the regular federal income tax, but not necessarily the federal AMT. For a Fund to pay tax-exempt distributions for any taxable year, at least 50% of the aggregate value of its assets at the close of each quarter of its taxable year must consist of municipal obligations that qualify under Section 103 of the Code. All or a portion of a tax-exempt distribution declared by the Funds may consist of income attributable to certain private activity bonds which are treated as preference items and must be taken into account in calculating an individual shareholder’s alternative minimum tax. Tax-exempt distributions may also be subject to state or local income taxes.
The Funds are designed to provide investors with current tax-exempt interest income. The Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Funds may not be suitable for tax-exempt institutions, or for retirement plans qualified under Section 401 of the Code, H.R. 10 (Keogh) plans and individual retirement accounts (“IRAs”) because such plans and accounts are generally tax-exempt or tax-deferred and, therefore, would gain no additional benefit from the Funds’ distributions being tax-exempt, and such distributions ultimately would be taxable to the beneficiaries when distributed to them. In addition, the Funds may not be an appropriate investment for entities that are “substantial users” of facilities financed by private activity bonds or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities, or for whom such facilities, or a part thereof, were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.
Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid after December 31, 2018 to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the entity’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to a Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.
Each Fund is required to report to the IRS the cost basis of shares acquired by certain shareholders on or after January 1, 2012 (“covered shares”) when the shareholder sells, exchanges or redeems such shares. These requirements do not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA, or to shares held by tax-exempt organizations, financial institutions, corporations (other than S corporations), banks, credit unions, and certain other entities and governmental bodies. Shares acquired before January 1, 2012 (“non-covered shares”) are treated as if held in a separate account from covered shares. The Funds are not required to determine or report a shareholder’s cost basis in non-covered shares and are not responsible for the accuracy or reliability of any information provided for non-covered shares.

The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions. Cost basis is used to determine whether the sale, exchange or redemption of a share results in a gain or loss. If you sell, exchange or redeem covered shares of a Fund during any year, then the Fund will report the gain/loss, cost basis, and holding period of such shares to the IRS and you on Form 1099.
A cost basis method is the method by which a Fund determines which specific covered shares are deemed to be sold, exchanged or redeemed when a shareholder sells, exchanges or redeems less than its entire holding of Fund shares and has made multiple purchases of Fund shares on different dates at differing net asset values. If a shareholder does not affirmatively elect a cost basis method, a Fund will use the average cost method, which averages the basis of all Fund shares in an account regardless of holding period, and shares sold, exchanged or redeemed are deemed to be those with the longest holding period first. Each shareholder may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in its covered shares. The default cost basis method applied by the Fund or the alternate method elected by a shareholder may not be changed after the settlement date of a sale, exchange or redemption of Fund shares.
If you hold Fund shares through a financial intermediary (or another nominee), please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.
You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.
Capital Loss Carryovers
To the extent that a Fund realizes future capital gains, such gains will be reduced by any unused capital loss carryover as permitted by the Code which may in turn decrease the amount of taxable distributions made by the Fund. If a Fund incurs net capital losses in future taxable years, those losses will be carried forward to subsequent taxable years without expiration, and the losses will retain their character as short-term or long-term.
MANAGEMENT OF THE COMPANY
Under the laws of the State of Wisconsin, the business and affairs of the Company (including the Funds) are managed under the direction of the Board. The Board is responsible for acting on behalf of the shareholders.
The Company does not normally hold shareholders’ meetings except when required by the 1940 Act or the Wisconsin Business Corporation Law (WBCL). Under the 1940 Act, shareholder meetings are required to vote on director nominees, to approve an investment advisory agreement and to change fundamental investment policies. Under the Company’s By-Laws, the Company is not required to hold an annual meeting in any year in which the 1940 Act does not require a shareholder vote to elect directors, approve the Company’s investment advisory agreement, ratify the independent auditors or approve the Company’s distribution agreement.
Board Leadership Structure
The Board is comprised of five Independent Directors – John W. Feldt, Darren R. Jackson, Cory L. Nettles, Frederick P. Stratton, Jr., and Marlyn J. Spear. Ms. Spear serves as Chair of the Board. The Board has established two standing committees – the Audit Committee and the Nominating Committee. Mr. Feldt, an Independent Director, serves as the Chair of the Audit Committee. Mr. Stratton, an Independent Director, serves as the Chair of the Nominating Committee. The Audit Committee and the Nominating Committee

are each comprised entirely of Independent Directors. In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Directors on the Nominating Committee select and nominate all candidates for Independent Director positions.
Each Director was appointed to serve on the Board because of his or her experience, qualifications, attributes and/or skills as set forth in the subsection “Director Qualifications,” below. The Board reviews its leadership structure regularly. The Board believes that its leadership structure is appropriate and effective in light of the size of the Company, the nature of its business and industry practices.
The Board’s role is one of oversight rather than management. The Board’s committee structure assists with this oversight function. The Board’s oversight extends to the Funds’ risk management processes. Those processes are overseen by Fund officers, including the President, Treasurer, Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board on a variety of matters at Board meetings.
The Advisor reports to the Board, on a regular and as-needed basis, on actual and possible risks affecting the Funds and the Company as a whole. The Advisor reports to the Board on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Funds.
The Board has appointed the CCO who meets quarterly in executive session with the Directors and who participates in the Board’s regular meetings. In addition, the CCO presents an annual report to the Board regarding the operation of the Funds’ compliance policies and procedures and those of the Funds’ principal service providers. The CCO, together with the other Fund officers, regularly discusses risk issues affecting the Company during Board meetings. The CCO also provides updates to the Board on the operation of the Funds’ compliance policies and procedures and on how these procedures are designed to mitigate risk. Finally, the CCO and/or representatives of the Advisor’s legal department report to the Board in the event any significant risk issues arise in between Board meetings.
Directors and Officers
Directors and officers of the Company, together with information as to their principal business occupations during the last five years and other information, are shown in the following table. Each officer and Director holds the same positions with the Company and each Fund. The following table presents information about each Director of the Company.

Name, Address and Age (as of 1/1/19)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Independent Directors
John W. Feldt c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 76	Audit Committee Chair and Independent Director	Indefinite; Since September 2000	Retired; Senior Vice President-Finance, University of Wisconsin Foundation (1985-2006).	16	Director of Thompson Plumb Funds, Inc., a mutual fund complex (3 portfolios) (1987-2018).
Darren R. Jackson c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 54	Independent Director	Indefinite; Since November 2018	Retired, President, CEO and Director, Advance Auto Parts, Inc. (2008-2016)	16	Director of Fastenal Company, a tool and supply distributor, since 2012; Director of Cree, Inc., a lighting manufacturer, since 2016.
Cory L. Nettles Generation Growth Capital, Inc. 411 East Wisconsin Ave Suite 1710 Milwaukee, WI 53202 Age: 48	Independent Director	Indefinite; Since January 2008	Managing Director, Generation Growth Capital, Inc., a private equity fund, since March 2007; Of Counsel, Quarles & Brady LLP, a law firm (January 2005-December 2016).	16	Director of Weyco Group, Inc., a men’s footwear distributor, since 2007; Director of Associated Banc-Corp., since 2013.
Marlyn J. Spear, CFA c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 65	Chair of the Board and Independent Director	Indefinite; Since January 2008	Retired; Chief Investment Officer, Building Trades United Pension Trust Fund (July 1989-February 2017).	16	Management Trustee of AFL-CIO Housing Investment Trust, a mutual fund complex (1 portfolio) (1995-2018).
Frederick P. Stratton, Jr. c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 79	Nominating Committee Chair and Independent Director	Indefinite; Since May 2004	Retired; Chairman Emeritus, Briggs & Stratton Corporation, a manufacturing company, since 2003.	16	Director of Weyco Group, Inc., a men’s footwear distributor, since 1976.

Officers

Name, Address and Age (as of 1/1/19)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Mary Ellen Stanek 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 62	President	Re-elected by Board annually; Since September 2000	Managing Director, the Advisor, and Chief Investment Officer, Baird Advisors, a department of the Advisor, since March 2000.
Charles B. Groeschell 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 65	Vice President	Re-elected by Board annually; Since January 2010	Managing Director, the Advisor, and Senior Portfolio Manager, Baird Advisors, a department of the Advisor, since February 2000.
Angela M. Palmer 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 46	Chief Compliance Officer and AML Compliance Officer	Re-elected by Board annually; Since March 2014
Chief Compliance Officer, the Advisor, since March 2014; Anti-Money Laundering Compliance Officer since May 2015; Director, the Advisor since July 2014; Senior Vice President, the Advisor (March 2014-June 2014); Chief Compliance Officer RIAs US, BMO Financial Group (January 2013-March 2014); Vice President BMO Harris Bank N.A. (July 2011-March 2014); Chief Compliance Officer, Taplin, Canida & Habacht, LLC (December 2008-March 2014).

Heidi L. Schneider 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 47	Treasurer	Re-elected by Board annually; Since September 2017	Managing Director, the Advisor, since December 2013.
Charles M. Weber 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 55	Secretary	Re-elected by Board annually; Since September 2005	Senior Associate General Counsel, the Advisor, since January 2013; Managing Director, the Advisor, since January 2009.
Peter J. Hammond 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 55	Vice President	Re-elected by Board annually; Since August 2012	Senior Vice President, the Advisor, since March 2012.
Dustin J. Hutter 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 42	Assistant Treasurer	Re-elected by Board annually; Since February 2011
Senior Business Analyst, the Advisor, since September 2017; Director of Finance Services, the Advisor (August 2015 - August 2017); Director of Reporting and Analysis, Capital Markets Finance, the Advisor (February 2013-August 2015).

Andrew D. Ketter 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 44	Assistant Secretary	Re-elected by Board annually; Since February 2011	Associate General Counsel, the Advisor, since September 2010; Director, the Advisor, since July 2014; Senior Vice President, the Advisor (January 2014-June 2014).

Director Qualifications
The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board’s conclusion that each individual identified below is qualified to serve as a Director of the Company.
John W. Feldt. Mr. Feldt has served as a Director of the Company since September 2000. Mr. Feldt has been designated as an “audit committee financial expert.” He served as an independent director of Thompson IM Funds, Inc., a mutual fund complex with three portfolios, from 1987 to 2018. He also served as an independent trustee of Nakoma Mutual Funds, a mutual fund complex with one portfolio, from March 2006 to November 2011. While employed with the University of Wisconsin Foundation, Mr. Feldt served as Senior Vice President-Finance from 1985 to 2006, as Vice President-Finance from 1980 to 1985 and as Associate Director from 1967 to 1980. Through his experience as a director and trustee of mutual funds and his business experience, Mr. Feldt is experienced with financial, accounting, regulatory and investment matters.
Darren R. Jackson. Mr. Jackson has served as a Director of the Company since November 15, 2018. Mr. Jackson has been designated as an “audit committee financial expert.” Mr. Jackson served as the President and CEO of Advance Auto Parts, Inc. from 2008-2016. Prior to that, he served as the Chief Financial Officer of Best Buy Co., Inc. and held various senior positions with Nordstrom Full Line Department Stores, Inc. and Carson Pirie Scott & Company. Mr. Jackson began his career at KPMG LLP. Mr. Jackson currently serves on the boards of two public companies and two non-profit organizations. Mr. Jackson brings significant audit, financial reporting, business and directorship experience to the Board.
Cory L. Nettles. Mr. Nettles has served as a Director of the Company since January 2008. He serves as an independent director of Weyco Group, Inc., a men’s footwear distributor, and Associated Banc-Corp. He previously served as a director of The PrivateBank, a financial institution from January 2007 to October 2010. Mr. Nettles has served as Managing Director of Generation Growth Capital, Inc., a private equity fund, since 2007. He was Of Counsel at Quarles & Brady LLP, a law firm, from 2005 to 2016. Mr. Nettles served as Secretary of the Wisconsin Department of Commerce from 2003 to 2005 and as a senior advisor to Baird Capital, a division of the Advisor from February 2011 to January 2012. Through his experience with investment funds and public companies, his employment experience and his legal training and practice, Mr. Nettles is experienced with financial, accounting, legal, regulatory and investment matters.
Frederick P. Stratton, Jr. Mr. Stratton has served as a Director of the Company since May 2004. Mr. Stratton has been designated as an “audit committee financial expert.” He also serves as an independent director of Weyco Group, Inc., a men’s footwear distributor. He served as an independent director of Wisconsin Energy Corporation and its subsidiaries, Wisconsin Electric Power Company and Wisconsin Gas LLC from 1987 to 2012. Mr. Stratton has served as Chairman Emeritus of Briggs & Stratton Corporation, a manufacturing company, since 2003. At Briggs & Stratton Corporation, he also served as Chairman from 2001 to 2002 and Chairman and CEO from 1986 to 2001. While at Briggs & Stratton Corporation, Mr. Stratton had management responsibilities for the company’s retirement trust assets. In addition, prior to joining Briggs & Stratton Corporation, he spent eight years as an investment analyst and was a CFA charterholder. Through his board experience with mutual funds and public companies and his business experience, Mr. Stratton is experienced with financial, accounting, regulatory and investment matters.

Marlyn J. Spear, CFA. Ms. Spear has served as a Director of the Company since January 2008. Ms. Spear has been designated as an “audit committee financial expert.” She served as Management Trustee of AFL-CIO Housing Investment Trust, a mutual fund complex with one portfolio, from 1995-2018 and served as Chief Investment Officer of the Building Trades United Pension Trust Fund from 1989 to 2017. She served as Investment Officer of Northwestern Mutual Financial Network from 1988 to 1989, as Assistant Vice President of Firstar Trust Company from 1978 to 1987 and as Financial Analyst of Harco Holdings, Inc. from 1976 to 1978. Ms. Spear has earned the Chartered Financial Analyst designation. Through her experience as a director and trustee of mutual funds and her business experience, Ms. Spear is experienced with financial, accounting, regulatory and investment matters.
Board Committees
The Board has two standing committees — an Audit Committee and a Nominating Committee. The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Company and meets at least semi-annually. During the fiscal year ended December 31, 2018, the Audit Committee met three times. John W. Feldt, Darren R. Jackson, Marlyn J. Spear and Frederick P. Stratton, Jr., all of whom are Independent Directors, comprise the Audit Committee.
The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees to serve as Directors of the Company and meets as often as it deems necessary. During the fiscal year ended December 31, 2018, the Nominating Committee met once. John W. Feldt, Darren R. Jackson, Marlyn J. Spear and Frederick P. Stratton, Jr., each of whom is an Independent Director, comprise the Nominating Committee. The Nominating Committee will consider properly qualified candidates for the Board submitted by shareholders. Shareholders who wish to recommend a Director nominee may do so by submitting the appropriate information about the candidate to the Company’s Secretary.
A Valuation Committee, which is not comprised of members of the Board, was established by the Board. The Valuation Committee is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, determining the fair value of securities and other investments of the Funds when market prices are not readily available or are deemed to be inaccurate or prices are not otherwise provided by a third-party pricing service approved by the Board or an independent dealer, after considering all relevant factors. The Valuation Committee’s fair value determinations are subsequently reported to the Board. The Valuation Committee generally meets quarterly and as necessary when a price is not readily available.
Board Compensation
Each Director receives an annual fee of $100,000, plus $10,000 per Board meeting attended ($5,000 per meeting attended by telephone). In addition, each Director is reimbursed by the Company for travel and other expenses incurred in connection with attendance at such meetings. Committee members do not receive additional compensation for committee meetings attended. Officers of the Funds receive no compensation or expense reimbursement from the Company or the Advisor for serving in such capacity, except that the Advisor pays compensation to Angela M. Palmer for her services as Chief Compliance Officer of the Funds. Neither the Company nor the Funds maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Company or Fund expenses. Pursuant to the Administration Agreement discussed under “Investment Advisory and Other Services” in this SAI, the Advisor assumes and pays all compensation payable to the Directors for overseeing the Funds. Accordingly, no payments are estimated to be made by the Funds to the Directors for the current fiscal year ending December 31, 2019.

Board Ownership of the Funds
As of the date of this SAI, no Director of the Company beneficially owned shares of the Funds.
As of December 31, 2018, none of the independent directors of the Funds owned securities beneficially or of record in the Advisor, Distributor or any of its affiliates. As of December 31, 2018, the Directors beneficially owned the following amounts (by dollar range) in the Fund Complex (Note: the Directors only own Institutional Class shares):

Name of Fund	John W. Feldt	Darren R. Jackson	Marlyn J. Spear	Frederick P. Stratton, Jr.	Cory L. Nettles

Ultra Short Bond Fund	None	None	Over $100,000	Over $100,000	None

Short-Term Bond Fund	None	None	Over $100,000	Over $100,000	None

Intermediate Bond Fund	None	None	None	Over $100,000	None

Aggregate Bond Fund	None	None	None	None	None

Core Plus Bond Fund	None	None	Over $100,000	None	None

Short-Term Municipal Bond Fund	None	None	None	None	None

Quality Intermediate Municipal Bond Fund	None	None	None	Over $100,000	None

Core Intermediate Municipal Bond Fund	Over $100,000	None	None	None	None
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns, beneficially or through controlled companies, more than 25% of the voting securities of the Fund or who acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of the management of the Fund.
As of the date of this SAI, the officers and Directors of the Company did not own any shares of the Funds.
PORTFOLIO TRANSACTIONS
Subject to the general supervision of the Board, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for each Fund.
Debt obligations purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of debt obligations purchased from underwriters includes an underwriting commission or concession, and the prices at which debt obligations are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio debt obligations directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be in the Fund’s interests. The Funds may also participate in exchange offers directly with the issuers of securities pursuant to which a Fund will receive new securities and, if applicable, additional compensation in exchange for eligible securities held by the Funds.  For example, the Funds may participate in exchange offers sponsored by Freddie Mac with respect to mortgage-backed securities held by the Funds.  Issuer exchange offers may be subject to risks of settlement delays and counterparty risks, among other risks applicable to the particular security being acquired.
Equity securities are generally bought and sold in brokerage transactions placed on U.S. stock exchanges or in the over-the-counter market in exchange for negotiated brokerage commissions. Accordingly, the cost of transactions may vary among different brokers. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere.
The investment advisory agreement between the Company and the Advisor provides that, in executing portfolio transactions and selecting brokers or dealers, the Advisor will seek to obtain the most favorable prices and at reasonable commission rates. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. In addition, as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Agreement authorizes the Advisor to cause the Funds to pay commissions for brokerage and research services, a practice commonly referred to as “soft dollars.” The Advisor has adopted a soft dollar policy requiring it to undertake a three-step analysis to determine whether a research product or service falls within the Section 28(e) safe harbor. First, the Advisor must determine whether the product or service constitutes eligible research services under Section 28(e). Second, the Advisor must determine whether the product or service actually provides lawful and appropriate assistance in the performance of the Advisor’s investment decision-making responsibilities. Third, the Advisor must make a good faith determination that the amount of the commissions paid by the Funds and other clients of the Advisor is reasonable in light of the value of the research and brokerage products and services provided by the broker-dealer effecting the transaction.
The types of research services that generally are considered eligible under Section 28(e) and that provide lawful and appropriate assistance to the Advisor in performing its investment decision-making responsibilities may consist of advice, either directly or through publications or writings, as to the value of securities or the advisability of purchasing or selling securities; or analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, as well as political factors and other topics related to securities and financial markets. Typical items that qualify as eligible research include: research reports analyzing the historical or prospective performance of a particular company or stock; discussions with research analysts regarding the advisability of investing in securities; meetings with corporate executives arranged by a broker-dealer to obtain oral reports on the performance of a company; seminars and conferences to the extent they provide substantive content relating to issuers, industries or securities; portfolio analysis software, financial, trade, industry and investment-related publications marketed to a narrow audience; and market, economic, political, company-specific and other data providing substantive content. The research services may be proprietary research offered by the broker or dealer executing a trade or research offered by third parties through the executing broker or dealer. The Advisor does not currently use soft dollars for the Funds. There are no directed brokerage arrangements involving the use of commissions for the Funds in exchange for research services. In considering dealers through which the Advisor will buy or sell fixed income securities for the Funds, the Advisor will select the dealers that provide the best price and execution. However, the Advisor may place a trade for a fixed income debt obligation with a dealer that provides research services to the Advisor so long as the price to be paid by the dealer is not worse than prices provided by other dealers for the same debt obligation.
Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to it by the Funds. The Board will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. Research services furnished by firms through which a Fund effects its securities transactions may be used by the Advisor in servicing all of its accounts; not all of such services may be used by the Advisor in connection with the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account(s).
Brokerage may not be allocated based on the sale of Fund shares. The Board, including a majority of the Independent Directors, has adopted policies and procedures designed to ensure that the selection of brokers is not influenced by considerations about the sale of Fund shares.
Portfolio debt obligations will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Advisor, or an affiliated person of the Advisor (as such term is defined in the 1940 Act), acting as principal. However, pursuant to SEC rules, the Funds may engage the Advisor or an affiliate of the Advisor to act as broker in connection with purchases or sales of portfolio securities effected on an agency basis. To date, the Funds have not done so. The Funds will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor or an affiliated person is a member, except to the extent permitted by the SEC. The Funds may purchase securities through underwritings in which U.S. Bank National Association or an affiliate is a participant in accordance with the Funds’ affiliated underwriting procedures, which generally require that the participating U.S. Bank affiliate be carved out from any compensation related to an affiliated Fund participation in the offering.
The Advisor manages numerous accounts in addition to the Funds and many of those accounts hold and invest in the same securities as the Funds. The Advisor allocates investment opportunities across the Funds and its other similarly managed accounts so that all such accounts receive fair and equitable treatment over time. In making investment allocations, the Advisor considers the clients’ investment goals and restrictions, uninvested cash, sector and issuer diversification, anticipated cash flows, risk tolerances, portfolio size and other relevant factors.
The Advisor will, when appropriate, aggregate purchases or sales of securities and allocate such trades among multiple client accounts, including the Funds. The Advisor will aggregate orders when it believes it will be advantageous to do so, such as the possibility of obtaining more favorable execution and prices. However, in some instances, bunching an order for a Fund with orders for other client accounts may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund because the Fund’s order is being shared with other accounts. Aggregated orders that can only be partially filled will typically be allocated based on the needs of the clients participating in the aggregated order. Each account participating in an aggregated order will receive the same execution price. The Advisor may conduct a series of transactions in debt obligations with similar characteristics to meet the needs of clients not receiving an allocation in a block transaction.

INVESTMENT ADVISORY AND OTHER SERVICES
Advisory Services
Pursuant to an Investment Advisory Agreement, as amended (the “Advisory Agreement”), Robert W. Baird & Co. Incorporated (“Baird”), 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, furnishes continuous investment advisory services and management to the Funds. The Advisor is an investment advisory and brokerage firm formed in the State of Wisconsin on December 29, 1919.
Baird is owned indirectly by its employees through several holding companies. Baird is owned directly by Baird Financial Corporation (“BFC”). BFC is, in turn, owned by Baird Holding Company (“BHC”). BHC is owned by Baird Financial Group, Inc. (“BFG”), which is the ultimate parent company of Baird. Employees of Baird own substantially all of the outstanding stock of BFG.
The Advisory Agreement has an initial two year term beginning on its effective date and will continue in effect, year-to-year, subject to the annual approval by (a) a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such approval, and (b) either by the full Board or by a Fund’s shareholders. The Advisory Agreement was approved with respect to each Fund by the Independent Directors on August 21, 2019. The Advisory Agreement terminates in the event of assignment and generally may be terminated by either party if certain conditions are met, without penalty, on a 60-day notice. Under the terms of the Advisory Agreement, the Advisor supervises the management of the Funds’ investments and business affairs, subject to the supervision of the Board. The Advisor has agreed to pay all expenses incurred by it in connection with its advisory activities. These expenses do not include the cost of securities and other investments purchased or sold for a Fund and do not include brokerage commissions and any other transaction charges. Brokerage commissions and other transaction charges are included in the cost basis of the securities and other investments.
As compensation for its advisory services, the Funds pay to the Advisor a monthly management fee at the annual rate of 0.25% of the average daily NAV of the applicable Fund. From time to time, the Advisor may voluntarily waive all or a portion of its management fee for a Fund.
In addition to the Advisory Agreement, the Company, on behalf of the Funds, has entered into an Administration Agreement (the “Administration Agreement”) with the Advisor. Under the Administration Agreement, the Advisor renders administrative and supervisory services to the applicable Fund. The Advisor oversees the maintenance of all books and records with respect to the Fund’s securities transactions and the Fund’s book of accounts in accordance with all applicable federal and state laws and regulations. The Advisor also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 under the 1940 Act. The Advisor is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations. The Advisor has delegated some of its administrative and other responsibilities to U.S. Bank Global Fund Services (“Fund Services”) and is responsible for paying all fees and expenses of Fund Services. Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund, excluding management fees, borrowing costs, commissions and other costs directly related to portfolio securities transactions and extraordinary or non-recurring expenses. Each Fund also pays expenses which it is authorized to pay pursuant to Rule 12b-1 under the 1940 Act.
Pursuant to the Administration Agreement, the Advisor receives a fee that is paid monthly at an annual rate of 0.05% of the applicable Fund’s average daily net assets.

The Advisor may act as an investment advisor and administrator to other persons, firms, or corporations (including investment companies), and may have numerous advisory clients in addition to the Funds.
Proxy Voting Policies
The Funds generally do not vote proxies because they invest in bonds and other fixed income debt obligations which are not entitled to vote. In the event a Fund invests in voting securities, the Board has adopted proxy voting policies and procedures that delegate the authority to vote proxies to the Advisor, subject to the supervision of the Board. The Board has authorized the Advisor to retain a third party proxy voting service, such as Institutional Shareholder Services, Inc. (“ISS”), to provide recommendations on proxy votes. The Board has approved the proxy voting policies and procedures of the Advisor for the Funds it manages. The Board monitors the implementation of these policies and procedures to ensure that the Advisor’s voting decisions:

•	are consistent with the Advisor’s fiduciary duty to the Funds and their shareholders;

•	seek to maximize shareholder return and the value of Fund investments;

•	promote sound corporate governance; and

•	are consistent with each Fund’s investment objective and policies.
Each Fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, is available without charge, either upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com, or both; and by accessing the SEC’s website at http://www.sec.gov.
Proxy Voting Policies – Advisor
The Advisor’s proxy voting policies and procedures provide that the Advisor will typically vote proxies in accordance with the recommendations made by the independent proxy voting service, and in the best interest of clients and Fund shareholders. However, because the independent proxy voting service’s guidelines are not exhaustive, do not address all potential voting issues and do not necessarily correspond with the opinions of the portfolio managers, there may be instances where the Advisor may not vote strictly according to the ISS’ guidelines. In such a case, the Advisor submits the matter to its proxy voting committee.
In situations where there is a potential conflict of interest and the independent proxy voting service does not provide a recommendation or there is a proxy challenge, Baird’s Proxy Voting Sub-Committee will determine the nature and materiality of the conflict.

•
If the conflict is determined to not be material, the Sub-Committee will vote the proxy in a manner the Sub-Committee believes is in the best interests of the client and without consideration of any benefit to Baird or its affiliates.

•	If the potential conflict is determined to be material, Baird’s Proxy Voting Sub-Committee will take one of the following steps to address the potential conflict:

(1)	cast the vote in accordance with the recommendations of an independent third party, such as ISS;

(2)	refer the proxy to the client or to a fiduciary of the client for voting purposes;

(3)	suggest that the client engage another party to determine how the proxy should be voted;

(4)	if the matter is not addressed by the independent proxy voting service, vote in accordance with management’s recommendation; or

(5)	abstain from voting.
Code of Ethics
The Company, the Advisor and the Distributor have adopted a joint written Code of Ethics under Rule 17j-1 of the 1940 Act. The Code of Ethics governs the personal securities transactions of directors, officers and employees who may have access to current trading information of the Funds. The Code of Ethics permits such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Funds, subject to certain restrictions. The Code of Ethics includes pre-clearance, reporting and other procedures to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Funds.
The Code of Ethics also includes confidentiality and fiduciary provisions applicable to Directors and officers of the Company. From time to time, Directors of the Company may serve on the board of directors of public companies in which the Funds invest. The Code of Ethics provides that Directors are required to notify the Funds’ CCO before they accept a directorship of a public company, and Directors are required to refrain from discussing such company or sharing any non-public information learned in the Director’s capacity as a director of another company with any personnel of the Company.
Fund Sub-Administration
Pursuant to a Sub-Administration Agreement between Fund Services and the Advisor, Fund Services provides administrative personnel and services (including blue-sky services) to the Company and the Funds. Administrative services include, but are not limited to, providing equipment, telephone facilities, various personnel, including clerical and supervisory, and computers as is necessary or beneficial to provide compliance services to the Funds and the Company. All fees and expenses due to Fund Services under the Sub-Administration Agreement are paid by the Advisor, not the Funds.
Custodian
U.S. Bank, 1555 N. Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian of the Funds’ assets. From time to time, U.S. Bank may be considered an “affiliated person” of the Company for purposes of the 1940 Act as a result of certain of U.S. Bank’s fiduciary accounts for which it has investment authority and/or voting authority collectively acquiring 5% or more of the shares of one or more series of the Company. Under the Custody Agreement between U.S. Bank and the Funds (the “Custody Agreement”), U.S. Bank has agreed to (i) maintain separate accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of a Fund’s portfolio investments; (iv) respond to correspondence from shareholders, security brokers and others relating to its duties; and (v) make periodic reports to the Company concerning the Funds’ operations. U.S. Bank may, at its own expense, open and maintain a custody account or accounts on behalf of the Funds with other banks or trust companies, provided that U.S. Bank shall remain liable for the performance of all of its duties under the Custody Agreement notwithstanding any delegation. U.S. Bank and Fund Services are affiliates. U.S. Bank and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest. All fees and expenses due to U.S. Bank under the Custody Agreement are paid by the Advisor, not the Funds.

Transfer Agent
U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent and dividend disbursing agent for the Funds under a Transfer Agent Servicing Agreement (the “Transfer Agent Servicing Agreement”). As transfer and dividend disbursing agent, USBFS has agreed to (i) issue and redeem shares of the Funds; (ii) make dividend payments and other distributions to shareholders of the Funds; (iii) respond to correspondence by Fund shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds. All fees and expenses due to USBFS under the Transfer Agent Servicing Agreement are paid by the Advisor, not the Funds.
Fund Accounting
In addition, the Funds have entered into a Fund Accounting Servicing Agreement (the “Accounting Agreement”) with Fund Services pursuant to which Fund Services has agreed to maintain the financial accounts and records of the Funds in compliance with the 1940 Act and to provide other accounting services to the Funds.
Financial Intermediaries
From time to time, the Advisor or Distributor pay, directly or indirectly, amounts to financial intermediaries that provide transfer-agent type and/or other administrative services relating to the Funds to their customers or other persons who beneficially own interests in the Funds, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, transfer agent-type services, answering inquiries relating to the Funds, transmitting, on behalf of the Funds, proxy statements, annual reports, updated prospectuses and other communications regarding the Funds, and related services as the Funds or the intermediaries’ customers or such other persons may reasonably request.
PORTFOLIO MANAGERS
Other Accounts Managed by the Portfolio Managers of the Funds
As described in the Prospectus under “The Investment Management Team,” the portfolio managers listed below are responsible for the day-to-day management of the Funds and, unless otherwise indicated, are jointly responsible for the day-to-day management of the other accounts set forth in the following table.
The following provides information regarding other accounts managed by the portfolio managers as of [October 31, 2019].

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)

Lyle J. Fitterer
Other Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)

Duane A. McAllister
Other Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]

Erik R. Schleicher
Other Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]

Joseph J. Czechowicz
Other Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]

The Advisor and its individual portfolio managers advise multiple accounts for numerous clients. In addition to the Funds, these accounts may include other mutual funds managed on a subadvisory basis, separate accounts, collective trusts, and a portion of a state 529 education savings plan portfolio. The Advisor manages potential conflicts of interest between a Fund and other types of accounts through trade allocation policies and oversight by the Advisor’s investment management departments and compliance department. Allocation policies are designed to address potential conflicts of interest in situations where two or more Funds and/or other accounts participate in investment transactions involving the same securities.
Compensation of Portfolio Managers
The Advisor compensates portfolio managers with a base salary and an annual incentive bonus (including a minimum guaranteed bonus based on the base salary). A portfolio manager’s base salary is generally a fixed amount based on level of experience and responsibilities. A portfolio manager’s bonus is determined primarily by pre-tax investment performance of the accounts, including the Funds, and the revenues and overall profitability of the Advisor and in certain cases, the revenues from and relation of accounts managed by a particular portfolio manager. A Fund’s performance is measured relative to the performance of the benchmark index listed in the Funds’ prospectus and is measured on a one-three-five-year basis (or such shorter time as the portfolio manager has managed a Fund), as applicable, with greater weight given to long-

term performance. Portfolio managers may own and may be offered an opportunity to purchase or sell common stock in the Advisor, BHC, BFC, or BFG. Portfolio managers may also own and may be offered an opportunity to purchase or sell shares in private securities offerings sponsored by the Advisor.
Ownership of Fund Shares by Portfolio Managers
As of the date of this SAI, the portfolio managers did not own any shares of the Funds.
DISTRIBUTOR
Robert W. Baird & Co. Incorporated, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, also serves as the principal distributor for shares of the Funds pursuant to a Distribution Agreement with the Company dated September 26, 2000, as amended (the “Distribution Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority (“FINRA”). The offering of the Funds’ shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds’ shares. As compensation for its services under the Distribution Agreement, the Distributor may retain all or a portion of the Rule 12b-1 fees payable under the Distribution and Shareholder Servicing Plan, discussed below.
DISTRIBUTION PLAN
The Board, including a majority of the Independent Directors, adopted a Distribution and Shareholder Servicing Plan (the “Plan”) for the Investor Class shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by a Fund in connection with the distribution of Investor Class shares at an annual rate of 0.25% of the Fund’s average daily NAV attributable to the Investor Class. Payments may be made by a Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of Investor Class shares of the Fund, as determined by the Board. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; and production and dissemination of prospectuses and sales and marketing materials. To the extent any activity is one which a Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. The Plan is a “compensation plan” which means that payments under the Plan are based upon a percentage of average daily net assets attributable to the Investor Class regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plan increases the Investor Class’ expenses from what they would otherwise be. A Fund may engage in joint distribution activities with other Baird Funds and to the extent the expenses are not allocated to a specific Baird Fund, expenses will be allocated based on the Fund’s net assets.
Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board, including a majority of the Independent Directors, approve agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Directors, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

Amounts Expensed Under the Plan
As of the date of this SAI, no amounts have been paid by the Funds pursuant to the Plan because the Funds only recently commenced operations.
Interests of Certain Persons
With the exception of the Advisor, in its capacity as the Funds’ investment advisor and principal underwriter of Fund shares, no “interested person” of a Fund, as defined in the 1940 Act, and no director of the Company has or had a direct or indirect financial interest in the Plan or any related agreement.
Anticipated Benefits to the Funds
The Plan will continue in effect only if such continuance is approved annually by the Board, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Funds and have no direct or indirect financial interest in the Plan or any related agreements. The Plan may be continued from year-to-year only if the Board concludes at least annually that continuation of the Plan is likely to benefit shareholders.
Shareholder Servicing and Revenue Sharing Payments
The Distributor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to broker-dealers and other financial intermediaries who market and sell shares of the Funds and/or who provide various administrative, sub-accounting and shareholder services. These payments are in addition to the 12b-1 fees payable out of Fund assets to firms that sell Investor Class shares. The payments may specifically be made in connection with the inclusion of the Funds in certain programs offered by broker-dealers or other financial intermediaries, invitations to conferences and seminars held or sponsored by those firms, access to branch offices and sales representatives of those firms and opportunities to make presentations and provide information to them. Payments may be structured as a flat fee, a percentage of net sales or net assets (or a combination thereof) or a fee based on the number of underlying client accounts. The Distributor currently has agreements with the following firms, under which the Distributor makes ongoing payments in lieu of, or in addition to, the 12b-1 fee: Benefit Plans Administrators (BPA), BMO Harris Bank, BNY Mellon, Charles Schwab, Edward Jones & Co., Fidelity (National Financial), Great West Life, John Hancock, J.P. Morgan, John Hancock Insurance, LPL Financial, Morgan Stanley Smith Barney, Merrill Lynch (Financial Data Services), Pershing, PNC Investments, Prudential, Raymond James, TD Ameritrade, TIAA-CREF, UBS, U.S. Bank National Association, Vanguard and Wells Fargo.
The Advisor may also pay cash or non-cash compensation to sales representatives of broker-dealers and other financial intermediaries in the form of occasional gift, meals and entertainment, and pay for exhibit space or sponsorships at regional or national events of broker-dealers and other financial intermediaries.
Referral Program
As indicated in the Prospectus, the Distributor has a referral program under which it may pay compensation to registered representatives of the Distributor for their efforts in selling Institutional Class shares of the Funds. Such compensation will not exceed 0.0625% per year of the value of the Institutional Class share accounts for which the registered representative is responsible. In addition, registered representatives of the Distributor may receive payments under the Plan with respect to distribution and shareholder services for Investor Class shares of the Funds.

The prospect of receiving, or the receipt of additional payments or other compensation as described above may provide the Distributor’s registered representatives with an incentive to favor sales of shares of the Funds and other mutual funds whose affiliates offer similar compensation over the sale of shares of mutual funds that do not make such payments.
PORTFOLIO HOLDINGS DISCLOSURE POLICY
The Funds do not provide or permit others to provide information about the Funds’ portfolio holdings to any third party on a selective basis, except as permitted by the Company’s policy regarding disclosure of portfolio holdings (the “Disclosure Policy”). Pursuant to the Disclosure Policy, the Company or the Advisor may disclose information about the Funds’ portfolio holdings only in the following circumstances.

•
Each Fund publicly discloses its portfolio holdings in its semi-annual and annual reports to shareholders, which are filed with the SEC on a semi-annual basis on Form N-CSR and mailed to shareholders approximately two months after the end of the fiscal year and six-month period.

•
The Funds also file a complete schedule of portfolio holdings with the SEC on a quarterly basis on Form N-PORT. Portfolio holdings as of the third month of each fiscal quarter included in Form N-PORT become publicly available on the SEC’s website within 60 days after the end of that fiscal quarter.

•	The Funds’ full portfolio holdings as of month-end are posted on the Company’s website within fifteen (15) calendar days after month-end.

•
The Funds may also provide portfolio holdings information to various ratings agencies, consultants, broker-dealers, investment advisers, financial intermediaries, investors and others, upon request, so long as such information, at the time it is provided, is posted on the Company’s website or otherwise publicly available.

A Fund may elect to not post its portfolio holdings on the Company’s website as described above if the Fund has a valid business reason for doing so. If a Fund makes such an election, the Fund’s portfolio holdings cannot be selectively disclosed to any person until such information is filed with the SEC or posted to the Company’s website.
In limited circumstances, for the business purposes described below, the Funds’ portfolio holdings may be disclosed to, or known by, certain third parties in advance of being filed with the SEC or their publication on the Company’s website.

•
The Advisor may disclose Fund portfolio holdings to the Funds’ service providers (administrator, fund accountant, custodian, transfer agent and independent pricing service) in connection with the fulfillment of their duties to the Funds. These service providers are required by contract with the Funds to keep such information confidential and not use it for any purpose other than the purpose for which the information was disclosed.

•
The Advisor may disclose Fund portfolio holdings to its vendors (including, without limitation, portfolio accounting system, proxy voting services, attribution and analytics systems) in connection with the fulfillment of its duties to the Funds. These service providers are required by contract with the Advisor to keep such information confidential and not use it for any purpose other than the purpose for which the information was disclosed.

•
The Advisor may disclose Fund portfolio holdings to persons who owe a fiduciary duty or other duty of trust or confidence to the Funds, such as the Funds’ legal counsel and independent registered public accounting firm.

•
Disclosure of portfolio holdings as of a particular date may be made in response to inquiries from consultants, prospective clients or other persons, provided that the recipient signs a confidentiality agreement prohibiting disclosure and misuse of the holdings information.

The Company is prohibited from entering into any other arrangements with third parties to disclose information regarding the Funds’ portfolio securities without (1) prior approval of the Advisor’s legal and compliance departments; and (2) the execution of a confidentiality agreement by the third parties. No compensation or other consideration may be received by the Funds or the Advisor in connection with the disclosure of portfolio holdings in accordance with this policy.
The Board has delegated to the CCO the responsibility to monitor the foregoing policy and to address any violations thereof. The CCO reports to the Board and the Board reviews any disclosures of Fund portfolio holdings outside of the permitted disclosures described above on a quarterly basis to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders and to address any conflicts between the interests of Fund shareholders and those of the Advisor or any other Fund affiliate.
ANTI-MONEY LAUNDERING PROGRAM
The Company has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ( the “USA PATRIOT Act”). In order to ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, the designation of an anti-money laundering compliance officer, an ongoing training program, an independent audit function to determine the effectiveness of the Program and a customer identification program.
Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and transfer agent have established proper anti-money laundering procedures that require the reporting of suspicious and/or fraudulent activity, verifying the identity and beneficial owners, if applicable, of the new shareholders, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and undertaking a complete and thorough review of all new account applications. The Company will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified.
Pursuant to the USA PATRIOT Act and the Program, a Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or a Fund may be required to transfer the account or proceeds of the account to a governmental agency.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS
[●] has been selected as independent registered public accounting firm of the Funds. As such, it is responsible for auditing the financial statements of the Funds.

COUNSEL
Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as counsel to the Company and has passed upon the legality of the shares offered by the Funds.
PERFORMANCE
From time to time, the yield and total return of Investor Class shares and Institutional Class shares of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders. Performance information is generally available by calling the Funds (toll-free) at 1-866-44BAIRD.

APPENDIX A
RATINGS DEFINITIONS
S & P Global Ratings Issue Credit Rating Definitions
An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.
Short-Term Issue Credit Ratings
A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.
B
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.
C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D
A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
SPUR (S&P Underlying Rating)
A SPUR is an opinion about the stand-alone capacity of an obligor to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer or obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. S&P Global Ratings maintains surveillance of an issue with a published SPUR.
Dual Ratings
Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’).
The analyses, including ratings, of S&P Global Ratings and its affiliates (together, S&P Global Ratings) are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions. S&P Global Ratings assumes no obligation to update any information following publication. Users of ratings or other analyses should not rely on them in making any investment decision. S&P Global Ratings’ opinions and analyses do not address the suitability of any security. S&P Global Ratings does not act as a fiduciary or an investment advisor except where registered as such. While S&P Global Ratings has obtained information from sources it believes to be reliable, it does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and other opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers
S&P Global Ratings uses the following qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a ‘p’ qualifier, which indicates the rating addresses the principal portion of the obligation only. A qualifier appears as a suffix and is part of the rating.
1. Federal deposit insurance limit: ‘L’ qualifier
Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

2. Principal: ‘p’ qualifier
This suffix is used for issues in which the credit factors, the terms, or both that determine the likelihood of receipt of payment of principal are different from the credit factors, terms, or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

3. Preliminary ratings: ‘prelim’ qualifier
Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

•
Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation, and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

•
Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.

•
Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing, or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings.

•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.
4. Termination structures: ‘t’ qualifier
This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

5. Counterparty instrument rating: ‘cir’ qualifier
This symbol indicates a counterparty instrument rating (CIR), which is a forward-looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

Inactive Qualifiers
Inactive qualifiers are no longer applied or outstanding.
1. Contingent upon final documentation: ‘*’ inactive qualifier
This symbol indicated that the rating was contingent upon S&P Global Ratings’ receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

2. Termination of obligation to tender: ‘c’ inactive qualifier
This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer was lowered to below an investment-grade level and/or the issuer’s bonds were deemed taxable. Discontinued use in January 2001.

3. U.S. direct government securities: ‘G’ inactive qualifier
The letter ‘G’ followed the rating symbol when a fund’s portfolio consisted primarily of direct U.S. government securities.

4. Public information ratings: ‘pi’ qualifier
This qualifier was used to indicate ratings that were based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. Such ratings did not, however, reflect in-depth meetings with an issuer’s management and therefore could have been based on less comprehensive information than ratings without a ‘pi’ suffix. Discontinued use as of December 2014 and as of August 2015 for Lloyd’s Syndicate Assessments.

5. Provisional ratings: ‘pr’ inactive qualifier
The letters ‘pr’ indicate that the rating was provisional. A provisional rating assumed the successful completion of a project financed by the debt being rated and indicates that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

6. Quantitative analysis of public information: ‘q’ inactive qualifier
A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

7. Extraordinary risks: ‘r’ inactive qualifier
The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation would not exhibit extraordinary noncredit-related risks. S&P Global Ratings discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Active Identifiers
1. Unsolicited: ‘unsolicited’ and ‘u’ identifier
The ‘u’ identifier and ‘unsolicited’ designation are assigned to credit ratings initiated by parties other than the issuer or its agents, including those initiated by S&P Global Ratings.

2. Structured finance: ‘sf’ identifier
The ‘sf’ identifier shall be assigned to ratings on "structured finance instruments" when required to comply with applicable law or regulatory requirement or when S&P Global Ratings believes it appropriate. The addition of the ‘sf’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s creditworthiness. For detailed information on the instruments assigned the ‘sf’ identifier, please see "VII. APPENDIX: Types of Instruments Carrying The ‘sf’ Identifier.”

Local Currency and Foreign Currency Ratings
S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Credit Rating Definitions
Purpose
Since John Moody devised the first bond ratings more than a century ago, Moody’s rating systems have evolved in response to the increasing depth and breadth of the global capital markets. Much of the innovation in Moody’s rating system is a response to market needs for clarity around the components of credit risk or to demand for finer distinctions in rating classifications.

Rating Symbols
Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.
Absence of a Rating
Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody’s publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating
The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change. For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue. Such rating change should serve notice that Moody’s observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen. While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings. Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

Limitations to Uses of Ratings*
Obligations carrying the same rating are not claimed to be of absolutely equal credit quality. In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations. For example, they have no value in forecasting the direction of future trends of market price. Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc. During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to "attractiveness". The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgements about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at "worst" possibilities in the "visible" future, rather than solely at the past record and the status of the present. Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody’s ratings are not made with these bank regulations in mind. Moody’s Investors Service’s own judgement as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody’s ratings.

Moody’s ratings represent the opinion of Moody’s Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody’s publications. Reference should be made to these statements for information regarding the issuer. Moody’s ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.

*As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term Obligation Ratings
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issues by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
The following table indicates the long-term ratings consistent with different short-term ratings when such long-term ratings exist.
SHORT-TERM VS. LONG-TERM RATINGS

Fitch’s National Credit Ratings
National scale ratings are an opinion of creditworthiness relative to the universe of issuers and issues within a single country. They are most commonly used in emerging market countries with sub- or low investment grade sovereign ratings on the international scale.

As creditworthiness can be expressed across the full range of the scale, a national scale can enable greater rating differentiation within a market than the international scale, particularity in highly speculative grade countries where ratings tend to cluster around the often low sovereign rating due to higher risks associated with a more volatile operating environment.

A "+" or "-" may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

National scale ratings are assigned on the basis that the “best credits or issuers” in the country are rated ‘AAA’ on the national scale. National Ratings are then assessed using the full range of the national scale based on a comparative analysis of issuers rated under the same national scale to establish a relative ranking of credit worthiness.

At any given point in time, there is a certain relationship between National and International Ratings but there is not a precise translation between the scales. Fitch monitors the ratings relationship of issuers rated on both the international and national scales to ensure the consistency of rating relativities across scales. In other words, if issuer “X” is rated higher than issuer “Y” on one scale, issuer “X” cannot be rated lower than issuer “Y” on the other scale.

National Ratings for local issuers exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading.

In certain countries, regulators have established credit rating scales to be used within their domestic markets using specific nomenclature. In these countries, the agency’s National Rating definitions may be substituted by the regulatory scales. For instance Fitch’s National Short Term Ratings of ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g. ‘A1+’, ‘A1’, ‘A2’ and ‘A3’. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on Fitch’s regional websites to determine if any additional or alternative category definitions apply.

Fitch maintains internal mapping tables that document the current relationship between the National and International Local Currency Ratings in each jurisdiction where we maintain a National Rating scale in order to serve as a tool for analysts. Where our National rating coverage exceeds a minimum threshold and there is external demand, these mappings will be published on this site. Presently, publicly available mappings can be accessed here. Fitch currently publishes the mapping tables for Brazil and South Africa.

Limitations of the National Rating Scale
Specific limitations relevant to National Rating scale include:

•	National scale ratings are only available in selected countries.

•
National scale ratings are only directly comparable with other national ratings in the same country. There is a certain correlation between national and global ratings but there is not a precise translation between the scales. The implied vulnerability to default of a given national scale rating will vary over time.

•
The value of default studies for National Ratings is limited. Due to the relative nature of national scales, a given national scale rating is not intended to represent a fixed amount of default risk over time. As a result, a default study using only National Ratings may not give an accurate picture of the historical relationship between ratings and default risk. Users should exercise caution in making inferences relating to the relative vulnerability to default of national scale ratings using the historical default experience with International Ratings and mapping tables to link the National and International ratings. As with ratings on any scale, the future will not necessarily follow the past.

National Short-Term Credit Ratings
F1(xxx)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.
F2(xxx)
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.
F3(xxx)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
B(xxx)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
C(xxx)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
RD(xxx): Restricted default
Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
D(xxx)
Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Notes to Long-Term and Short-Term National Ratings:
The ISO international country code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.
“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx).’

LONG-TERM RATINGS
S & P Global Ratings Long-Term Issue Credit Ratings
Issue credit ratings are based, in varying degrees, on S & P Global Ratings analysis of the following considerations:

•	Likelihood of payment—the capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation and the promise we impute; and

•
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
Long-Term Issuer Credit Ratings
AAA
An obligation rated ‘AAA’ has the highest rating assigned by S & P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB; B; CCC; CC; and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S & P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
C
An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.
D
An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
See active and inactive qualifiers following S & P Global Ratings Short-Term Issue Credit Ratings beginning on pages A-2 and A-3.

Moody’s Long-Term Obligation Ratings
Long-Term Obligation Ratings
Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.
Moody’s Long-Term Rating Definitions:
Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B
Obligations rated B are considered speculative and are subject to high credit risk.
Caa
Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Fitch’s National Long-Term Credit Ratings
AAA(xxx)
‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country or monetary union.
AA(xxx)
‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country or monetary union. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.
A(xxx)
‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country or monetary union.
BBB(xxx)
‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country or monetary union.
BB(xxx)
‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country or monetary union.
B(xxx)
‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country or monetary union.
CCC(xxx) ‘CCC’ National Ratings denote very high default risk relative to other issuers or obligations in the same country or monetary union.

CC(xxx) ‘CC’ National Ratings denote default risk is among the highest relative to other issuers or obligations in the same country or monetary union.

C(xxx) A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;

c.	the formal announcement by the issuer or their agent of a distressed debt exchange; and

d.
a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD(xxx): Restricted default.
‘RD’ ratings indicated that an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

a.	the selective payment default on a specific class or currency of debt;

b.
the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations either in series or in parallel; or

d.	execution of a distressed debt exchange on one or more material financial obligations.
D(xxx)
‘D’ National Ratings denote an issuer or instrument that is currently in default.
Notes to Long-Term and Short-Term National Ratings:
The ISO International Country Code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.
“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx).’

MUNICIPAL NOTE RATINGS
S & P Global Ratings Municipal Short-Term Note Ratings Definitions
An S & P Global Ratings U.S. municipal note rating reflects S & P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S & P Global Ratings analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3
Speculative capacity to pay principal and interest.
D
'D' is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.
See active and inactive qualifiers following S & P Global Ratings Short-Term Issue Credit Ratings beginning on page A-2.
Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings
Short-Term Obligation Ratings
While the global short-term ‘prime’ rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating. Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).
The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.
MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Demand Obligation Ratings
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale. VMIG ratings of demand obligations with unconditional liquidity support are mapped from the short-term debt rating (or counterparty assessment) of the support provider, or the underlying obligor in the absence of third party liquidity support, with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime. For example, the VMIG rating for an industrial revenue bond with Company XYZ as the underlying obligor would normally have the same numerical modifier as Company XYZ’s prime rating. Transitions of VMIG ratings of demand obligations with conditional liquidity support, as shown in the diagram below, differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.
VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2
This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG
This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
* For VRDBs supported with conditional liquidity support, short-term ratings transition down at higher long-term ratings to reflect the risk of termination of liquidity support as a result of a downgrade below investment grade.

VMIG ratings of VRDBs with unconditional liquidity support reflect the short-term debt rating (or counterparty assessment) of the liquidity support provider with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime.

US MUNICIPAL SHORT-TERM VS. LONG-TERM RATINGS

*For SBPA-backed VRDBs, The rating transitions are higher to allow for distance to downgrade to below investment grade due to the presence of automatic termination events in the SBPAs.

Reviewed April 1, 2019

BAIRD FUNDS, INC.
PART C
OTHER INFORMATION
Item 28.    Exhibits.

(a)			Charter Documents.
	(i)	(A)
Articles of Incorporation are herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 29, 2000.

	(i)	(B)
Amendment to Articles of Incorporation dated December 20, 2000 is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2000.

	(i)	(C)
Amendment to Articles of Incorporation dated December 31, 2002 is herein incorporated by reference from the Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2003.

	(i)	(D)
Amendment to Articles of Incorporation dated May 1, 2003 is herein incorporated by reference from the Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2003.

	(i)	(E)
Amendment to Restated Articles of Incorporation dated April 14, 2004 is herein incorporated by reference from the Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 30, 2004.

	(i)	(F)
Amended and Restated Articles of Incorporation dated August 12, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 14, 2008.

	(i)	(G)
Amendment to Restated Articles of Incorporation dated October 31, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2012.

	(i)	(H)
Amendment of Amended and Restated Articles of Incorporation dated November 8, 2010 is herein incorporated by reference from the Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 28, 2011.

	(i)	(I)
Amendment of Amended and Restated Articles of Incorporation dated March 16, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2012.

	(i)	(J)
Amendment to Amended and Restated Articles of Incorporation dated December 30, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2013.

	(i)	(K)
Amendment to Amended and Restated Articles of Incorporation dated August 27, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2015.

	(i)	(L)
Amendment to Amended and Restated Articles of Incorporation dated November 10, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 30, 2015.

	(i)	(M)
Amendment to Amended and Restated Articles of Incorporation dated May 12, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2015.

	(i)	(N)
Amendment to Amended and Restated Articles of Incorporation dated January 20, 2016 is herein incorporated by reference from the Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 4, 2016.

	(i)	(O)
Amendment to Amended and Restated Articles of Incorporation dated December 28, 2017 is herein incorporated by reference from the Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2018.

	(i)	(P)
Amendment to Amended and Restated Articles of Incorporation (adding Baird Small/Mid Cap Growth Fund) dated August 21, 2018 is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

	(i)	(Q)	Amendment to Amended and Restated Articles of Incorporation (adding Baird Strategic Municipal Bond Fund and Baird Municipal Bond Fund) – To Be Filed By Subsequent Amendment.
(b)			By-Laws.

Amended and Restated By-Laws are herein incorporated by reference from the Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2015.

(c)			Instruments Defining Rights of Security Holders are herein incorporated by reference to the Articles of Incorporation and By-Laws.
(d)			Investment Advisory Contracts.
	(i)	(A)
Investment Advisory Agreement is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 25, 2000.

	(i)	(B)
Exhibit E to the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N‑1A filed with the Securities and Exchange Commission on December 22, 2000.

	(i)	(C)
Exhibit F to the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N‑1A filed with the Securities and Exchange Commission on December 22, 2000.

	(i)	(D)
Exhibit G to the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N‑1A filed with the Securities and Exchange Commission on December 22, 2000.

	(i)	(E)
Amendment to the Investment Advisory Agreement dated December 31, 2002 is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 29, 2004.

	(i)	(F)
Amendment to the Investment Advisory Agreement dated May 1, 2003 is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 29, 2004.

	(i)	(G)
Exhibit I to the Investment Advisory Agreement (adding Baird SmallCap Value Fund) is herein incorporated by reference from the Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2012.

	(i)	(H)
Exhibit J to the Investment Advisory Agreement (adding Baird Ultra Short Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

	(i)	(I)
Exhibit K to the Investment Advisory Agreement (adding Baird Short-Term Municipal Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2015.

	(i)	(J)
Exhibit L to the Investment Advisory Agreement (adding Baird Core Intermediate Municipal Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2015.

	(i)	(K)
Exhibit M to the Investment Advisory Agreement (adding Baird Long-Term Credit Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2015.

	(i)	(L)
Amended and Restated Exhibit N to the Investment Advisory Agreement (adding Baird Small/Mid Cap Value Fund) is herein incorporated by reference from the Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 1, 2019.

	(i)	(M)
Amended and Restated Exhibit O to the Investment Advisory Agreement (adding Chautauqua Global Growth Fund) is herein incorporated by reference from the Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 1, 2019.

	(i)	(N)
Amended and Restated Exhibit P to the Investment Advisory Agreement (adding Chautauqua International Growth Fund) is herein incorporated by reference from the Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 1, 2019.

	(i)	(O)
Form of Exhibit Q to the Investment Advisory Agreement (adding Baird Small/Mid Cap Growth Fund) is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

	(i)	(P)	Exhibit R to the Investment Advisory Agreement (adding Baird Strategic Municipal Bond Fund and Baird Municipal Bond Fund) – To Be Filed By Subsequent Amendment.
(ii)
Expense Cap/Reimbursement Agreement dated February 26, 2019 is herein incorporated by reference from the Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 1, 2019.

(iii)
Fee Waiver Agreement dated February 1, 2019 is herein incorporated by reference from the Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 1, 2019.

(e)			Distribution Contracts.
	(i)	(A)
Amended and Restated Distribution Agreement dated August 24, 2017 is herein incorporated by reference from the Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2018.

	(i)	(B)
First Amendment to the Amended and Restated Distribution Agreement dated April 30, 2018 is herein incorporated by reference from the Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2018.

	(i)	(C)
Second Amendment to the Amended and Restated Distribution Agreement (adding Baird Small/Mid Cap Growth Fund) dated October 27, 2018 is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

	(i)	(D)	Third Amendment to the Amended and Restated Distribution Agreement (adding Baird Strategic Municipal Bond Fund and Baird Municipal Bond Fund) – To Be Filed By Subsequent Amendment.
(f)			Bonus or Profit Sharing Contracts — Not Applicable.
(g)			Custodian Agreements.
	(i)	(A)
Amended and Restated Custody Agreement dated July 30, 2018 between Robert W. Baird & Co. Incorporated, the Registrant and U.S. Bank National Association is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

	(i)	(B)
First Amendment to the Amended and Restated Custody Agreement dated September 10, 2018 is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

	(i)	(C)	Second Amendment to the Amended and Restated Custody Agreement (adding Baird Strategic Municipal Bond Fund and Baird Municipal Bond Fund) – To Be Filed By Subsequent Amendment.
(h)			Other Material Contracts.
	(i)	(A)
Amended and Restated Fund Administration Servicing Agreement dated July 30, 2018 between Robert W. Baird & Co. Incorporated, the Registrant and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

	(i)	(B)
First Amendment to the Amended and Restated Fund Administration Servicing Agreement dated September 10, 2018 is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

	(i)	(C)	Second Amendment to the Amended and Restated Fund Administration Servicing Agreement (adding Baird Strategic Municipal Bond Fund and Baird Municipal Bond Fund) – To Be Filed By Subsequent Amendment.
	(ii)	(A)
Amended and Restated Transfer Agent Servicing Agreement dated July 30, 2018 between Robert W. Baird & Co. Incorporated, the Registrant and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

	(ii)	(B)
First Amendment to the Amended and Restated Transfer Agent Servicing Agreement dated September 10, 2018 is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

	(ii)	(C)	Second Amendment to the Amended and Restated Transfer Agent Servicing Agreement (adding Baird Strategic Municipal Bond Fund and Baird Municipal Bond Fund) – To Be Filed By Subsequent Amendment.
	(iii)	(A)
Amended and Restated Fund Accounting Servicing Agreement dated July 30, 2018 between Robert W. Baird & Co. Incorporated, the Registrant and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

	(iii)	(B)
First Amendment to the Amended and Restated Fund Accounting Servicing Agreement dated September 10, 2018 is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

	(iii)	(C)	Second Amendment to the Amended and Restated Fund Accounting Servicing Agreement (adding Baird Strategic Municipal Bond Fund and Baird Municipal Bond Fund) – To Be Filed By Subsequent Amendment.
	(iv)	(A)
Administration Agreement dated September 29, 2000 between the Registrant and Robert W. Baird Incorporated is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 25, 2000.

	(iv)	(B)
Amendment to Administration Agreement dated April 30, 2007 between the Registrant and Robert W. Baird & Co. Incorporated is herein incorporated by reference from Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2008.

	(iv)	(C)
Second Amendment to Administration Agreement between the Registrant and Robert W. Baird & Co. Incorporated dated August 23, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

(iv)	(D)
Third Amendment to Administration Agreement between the Registrant and Robert W. Baird & Co. Incorporated dated December 30, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2013.

(iv)	(E)
Fourth Amendment to Administration Agreement between the Registrant and Robert W. Baird & Co. Incorporated dated August 27, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2015.

(iv)	(F)
Fifth Amendment to Administration Agreement between the Registrant and Robert W. Baird & Co. Incorporated dated December 11, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2015.

(iv)	(G)
Sixth Amendment to Administration Agreement between the Registrant and Robert W. Baird & Co. Incorporated (adding Baird Strategic Municipal Bond Fund and Baird Municipal Bond Fund) – To Be Filed By Subsequent Amendment.

(v)	(A)
Loan Agreement between the Registrant and U.S. Bank, N.A. dated May 18, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

(v)	(B)
First Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated May 15, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

(v)	(C)
Second Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated June 1, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

(v)	(D)
Third Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated January 13, 2014 is herein incorporated by reference from the Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2014.

(v)	(E)
Fourth Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated May 31, 2014 is herein incorporated by reference from the Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2015.

(v)	(F)
Fifth Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated September 26, 2014 is herein incorporated by reference from the Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2015.

(v)	(G)
Sixth Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated May 30, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 16, 2015.

(v)	(H)
Seventh Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated January 7, 2016 is herein incorporated by reference from the Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 4, 2016.

(v)	(I)
Eighth Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated May 29, 2016 is herein incorporated by reference from the Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 28, 2017.

(v)	(J)
Ninth Amendment to Loan Agreement dated April 19, 2018 is herein incorporated by reference from the Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2018.

	(v)	(K)
Tenth Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

	(v)	(L)
Form of Eleventh Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. (adding Baird Small/Mid Cap Growth Fund) is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

	(v)	(M)	Form of Twelfth Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. (adding Baird Strategic Municipal Bond Fund and Baird Municipal Bond Fund) – To Be Filed By Subsequent Amendment.
(i)			Legal Opinions.
	(i)	(A)
Opinion and Consent of Godfrey & Kahn, S.C. dated September 14, 2000 is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 25, 2000.

	(i)	(B)
Opinion and Consent of Godfrey & Kahn, S.C. dated December 28, 2000 is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2000.

	(i)	(C)
Opinion and Consent of Godfrey & Kahn, S.C. dated April 27, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2012.

	(i)	(D)
Opinion and Consent of Godfrey & Kahn, S.C. dated September 19, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 19, 2012.

	(i)	(E)
Opinion and Consent of Godfrey & Kahn, S.C. dated December 30, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2013.

	(i)	(F)
Opinion and Consent of Godfrey & Kahn, S.C. dated August 31, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2015.

	(i)	(G)
Opinion and Consent of Godfrey & Kahn, S.C. dated December 30, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2015.

	(i)	(H)
Opinion and Consent of Godfrey & Kahn, S.C. dated November 30, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 30, 2015.

	(i)	(I)
Opinion and Consent of Godfrey & Kahn, S.C. dated April 1, 2016 is herein incorporated by reference from the Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 4, 2016.

	(i)	(J)
Opinion and Consent of Godfrey & Kahn, S.C. (with respect to the Baird Small/Mid Cap Growth Fund) is herein incorporated by reference from the Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2018.

	(i)	(K)	Opinion and Consent of Godfrey & Kahn, S.C. (with respect to the Baird Strategic Municipal Bond Fund and the Baird Municipal Bond Fund) – To Be Filed By Subsequent Amendment.
(j)			Other Opinions.
	(i)		Consent of Independent Registered Public Accounting Firm – To Be Filed By Subsequent Amendment.
(ii)
Power of Attorney dated April 4, 2019 is herein incorporated by reference from the Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 1, 2019.

(iii)
Power of Attorney dated May 21, 2018 is herein incorporated by reference from the Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 1, 2019.

(k)		Omitted Financial Statements — Not Applicable.
(l)
Initial Capital Agreement dated September 14, 2000 is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 25, 2000.

(m)
Form of Amended and Restated Distribution and Shareholder Servicing Plan is herein incorporated by reference from the Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2006.

(n)
Rule 18f-3 Plan is herein incorporated by reference from the Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 30, 2004.

(o)		Reserved.
(p)		Codes of Ethics.
(i)

Item 29.    Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.    Indemnification

Reference is made to Article VII of the Registrant’s Bylaws. In addition, the Wisconsin Business Corporation Law requires the Registrant to indemnify each of its officers and directors against liability incurred by the officer or director in any proceeding to which the officer or director was a party because he or she is an officer or director, unless liability was incurred because the officer or director breached or failed to perform a duty owed to the Registrant and the breach or failure to perform constitutes (i) a willful failure to deal fairly with the Registrant or its shareholders in connection with a matter in which the officer or director has a material conflict of interest; (ii) a violation of criminal law, unless the officer or director had reasonable cause to believe that his or her conduct was lawful or no reasonable cause to believe that it was unlawful; (iii) a transaction from which the officer or director derived an improper personal profit, or (iv) willful misconduct.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

The Registrant’s directors and officers are insured under a policy of insurance maintained by the Registrant’s investment adviser against certain liabilities that might be imposed as a result of actions, suits or proceedings to which they are parties by reason of being or having been such directors or officers.

Item 31.    Business and Other Connections of Investment Adviser

Robert W. Baird & Co. Incorporated (the “Advisor”) serves as the investment adviser for the Registrant. The Advisor is a registered broker-dealer as well as an investment adviser. The business and other connections of the Advisor are further described in the Advisor’s Uniform Application for Investment Advisor Registration (“Form ADV”) as filed with the SEC. The names and titles of the executive officers and directors of the Advisor are set forth in the table under Item 32(b), below. Each director and executive officer of the Advisor holds the same position with Baird Holding Company, Baird Financial Corporation and Baird Financial Group, Inc. (“BFG”). Baird Financial Corporation, Baird Holding Company and Baird Financial Group, Inc. are affiliates of the Advisor and are located at the same address as the Advisor.

To the best of Registrant’s knowledge, none of the Advisor’s directors or executive officers is or has been engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below.

Name of Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years
Paul E. Purcell
Director of RiverFront Investment Holding Group, LLC
1214 East Cary Street
Richmond, Virginia 23219

Director of Hilliard Lyons Financial Services, LLC
500 West Jefferson Street
Louisville, KY 40202

Director of J.J.B. Hilliard, W.L. Lyons, LLC
500 West Jefferson Street
Louisville, KY 40202

Director of Hilliard Lyons Trust Company, LLC
500 West Jefferson Street
Louisville, KY 40202

Mary Ellen Stanek	Director of Northwestern Mutual Life Insurance Company 720 E. Wisconsin Avenue Milwaukee, Wisconsin 53202
Director of Wisconsin Energy Corporation and Wisconsin Electric Power Company 231 West Michigan Street P.O. Box 1331 Milwaukee, Wisconsin 53201
Terrance P. Maxwell
Trustee of Investors Real Estate Trust
1400 31st Avenue SW
P.O. Box 1988
Minot, North Dakota 58702

Board of Managers of Greenhouse Funds GP LLC and Greenhouse GP LLC
2711 Centerville Road
Wilmington, Delaware 19808

Patrick S. Lawton	Director of Waterstone Financial, Inc. 11200 West Plank Court Wauwatosa, Wisconsin 53226
Director of BMO Harris Bradley Center 1001 North 4th Street Milwaukee, Wisconsin 53203

Name of Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years
Michael J. Schroeder
Director of RiverFront Investment Holding Group, LLC
1214 East Cary Street
Richmond, Virginia 23219

Director of Hilliard Lyons Financial Services, LLC
500 West Jefferson Street
Louisville, KY 40202

Director of J.J.B. Hilliard, W.L. Lyons, LLC
500 West Jefferson Street
Louisville, KY 40202

Director of Hilliard Lyons Trust Company, LLC
500 West Jefferson Street
Louisville, KY 40202

Director of Sanitas Brewing Company
1860 38th Street
Boulder, Colorado 80302

William Mahler	Board of Managers of Greenhouse Funds GP LLC and Greenhouse GP LLC 2711 Centerville Road Wilmington, Delaware 19808
Steven G. Booth
Director of Hilliard Lyons Financial Services, LLC
500 West Jefferson Street
Louisville, KY 40202

Director of J.J.B. Hilliard, W.L. Lyons, LLC
500 West Jefferson Street
Louisville, KY 40202

Director of Hilliard Lyons Trust Company, LLC
500 West Jefferson Street
Louisville, KY 40202

Item 32.    Principal Underwriter

(a)Robert W. Baird & Co. Incorporated, 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, also acts as the sub-adviser for the Bridge Builder Bond Fund, a series of the Bridge Builder Trust, the Principal MidCap Growth III Fund, a series of Principal Funds, Inc., and Pace International Equity Investments Fund, a series of the Pace Select Advisors Trust.

(b)    To the best of Registrant’s knowledge, the directors and executive officers of Robert W. Baird & Co. Incorporated are as follows:

Name and Principal Business Address	Position and Offices with Robert W. Baird & Co. Incorporated	Positions and Offices with Registrant
Paul E. Purcell	Director and Chairman	None
Steven G. Booth	Director, President and Chief Executive Officer	None
Terrance P. Maxwell	Managing Director and Chief Financial Officer	None
Paul L. Schultz	Secretary	None
Patrick S. Lawton	Director and Managing Director	None
William W. Mahler	Director and Managing Director	None
Michael J. Schroeder	Director and Managing Director	None
Mary Ellen Stanek	Director and Managing Director	President

The address of each of the foregoing is 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c)    Not applicable

Item 33.    Location of Accounts and Records

The books and records required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained at the Registrant’s principal offices, 777 East Wisconsin Avenue, Milwaukee, WI 53202, and/or in the following locations:

Registrant’s Fund Accountant, Fund Administrator and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Advisor	Robert W. Baird & Co. Incorporated 777 East Wisconsin Avenue Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank N.A. Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Certain organizational documents and minutes	Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, WI 53202

Item 34.    Management Services

Not applicable.

Item 35.    Undertakings

Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 87 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and the State of Wisconsin on August 30, 2019.

BAIRD FUNDS, INC.
Registrant

By: /s/ Mary Ellen Stanek
Mary Ellen Stanek
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 87 to the Registrant’s Registration Statement has been signed below on August 30, 2019, by the following persons in the capacities indicated.

Signature	Title

/s/ Mary Ellen Stanek	President (Principal Executive Officer)
Mary Ellen Stanek

/s/ Heidi L. Schneider Heidi L. Schneider	Treasurer (Principal Financial and Accounting Officer)

/s/ John W. Feldt*	Director
John W. Feldt

/s/ Darren R. Jackson*	Director
Darren R. Jackson

/s/ Cory L. Nettles*	Director
Cory L. Nettles

/s/ Marlyn J. Spear*	Director
Marlyn J. Spear

/s/ Frederick P. Stratton, Jr.*	Director
Frederick P. Stratton, Jr.

*By: /s/ Mary Ellen Stanek
Mary Ellen Stanek President and Attorney-In-Fact